UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
 (Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané T. Tyler
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  May 31

Date of reporting period: February 28, 2006

Item 1 - Schedule of Investments.

Westcore MIDCO Growth Fund
Statement of Investments, February 28, 2006 (Unaudited)
	Shares	Market Value
Common Stocks	99.65%
Consumer Discretionary	19.48%
Hotels Restaurants & Leisure	5.97%
International Game Technology	67,400	2,410,898
Scientific Games Corporation **	79,900	2,443,342
Starwood Hotels & Resorts Worldwide Inc.	46,500	2,952,750
Station Casinos Inc.	14,000	958,300
Wynn Resorts Ltd. **	51,300	3,408,885
		12,174,175

Household Durables	4.62%
Harman International Industries Inc.	32,300	3,564,305
Mohawk Industries Inc.**	36,000	3,114,360
Tempur-Pedic International Inc.**	232,600	2,744,680
		9,423,345

Internet & Catalog Retail	0.73%
Coldwater Creek **	66,000	1,483,020

Media	2.14%
Getty Images Inc.**	31,900	2,584,857
Sirius Satellite Radio Inc.**	179,900	919,289
XM Satellite Radio Holdings Inc.**	39,100	863,719
		4,367,865

Specialty Retail	3.45%
Bed Bath & Beyond Inc.**	71,400	2,573,256
GameStop Corp.**	39,900	1,597,197
Ross Stores Inc.	101,100	2,863,152
		7,033,605

Textiles & Apparel	2.57%
Coach Inc.**	59,500	2,125,340
Polo Ralph Lauren Corporation	53,900	3,124,044
		5,249,384

Total Consumer Discretionary
(Cost $32,875,596)		39,731,394

Consumer Staples	2.28%
Beverages	1.18%
Constellation Brands Inc.**	91,400	2,407,476

Food & Drug Retailing	1.10%
United Natural Foods **	67,600	2,248,376

Total Consumer Staples
(Cost $3,584,008)		4,655,852

Energy	7.34%
Energy Equipment & Services	6.43%
BJ Services Company	50,900	1,593,679
FMC Technologies Inc. **	79,600	3,734,832
Nabors Industries Inc.**	67,100	4,425,245
Noble Corp.	45,600	3,370,296
		13,124,052

Oil and Gas	0.91%
Apache Corp.	27,594	1,846,590

Total Energy
(Cost $8,064,945)		14,970,642

Financials	11.30%
Banks	2.66%
Marshall & Ilsey Corporation	45,900	2,019,600
Zions Bancorporation	41,200	3,399,824
		5,419,424

Diversified Financials	6.68%
AMBAC Financial Group Inc.	37,350	2,806,853
Eaton Vance Corp.	101,200	2,851,816
State Street Corp.	57,000	3,561,360
T Rowe Price Group Inc.	57,300	4,399,494
		13,619,523

Insurance	1.96%
HCC Insurance Holdings Inc.	124,150	3,996,389

Total Financials
(Cost $15,511,357)		23,035,336

Healthcare	22.49%
Biotechnology	9.35%
Amylin Pharmaceuticals Inc.**	70,200	3,045,276
Celgene Corp.**	66,200	2,515,600
Cephalon Inc. **	47,000	3,735,560
Human Genome Sciences Inc.**	138,200	1,730,264
Medimmune Inc.**	55,600	2,028,844
Neurocrine Biosciences Inc. **	50,200	3,293,622
PDL Biopharma Inc. **	33,500	1,048,885
Vertex Pharmaceuticals Inc.**	38,600	1,669,064
		19,067,115

Healthcare Equipment & Supplies	3.91%
Beckman Coulter Inc.	68,200	3,679,390
Kinetic Concepts Inc.**	49,200	1,825,320
St. Jude Medical Inc.**	53,900	2,457,840
		7,962,550

Healthcare Providers & Services	5.24%
Covance Inc.**	60,400	3,409,580
DaVita Inc.**	88,500	5,167,515
Laboratory Corporation of America **	36,300	2,109,393
		10,686,488

Pharmaceuticals	3.99%
Endo Pharmaceuticals Holdings Inc.**	128,800	4,059,776
Forest Labs Inc.**	65,300	2,997,270
MGI Pharma Inc.**	61,300	1,080,719
		8,137,765
Total Healthcare
(Cost $30,580,235)		45,853,918

Industrials	13.15%
Airlines	1.70%
AMR Corporation **	67,600	1,696,760
Continental Airlines **	75,600	1,761,480
		3,458,240

Commercial Services & Supplies	5.72%
ChoicePoint Inc.**	71,100	3,156,840
Cintas Corp.	45,050	1,851,105
DST Systems Inc.**	50,700	2,850,861
Fidelity National Information Svcs	96,000	3,806,400
		11,665,206

Construction & Engineering	2.43%
Jacobs Engineering Group Inc.**	57,900	4,964,346

Electical Equipment	0.98%
Rockwell Automation Inc.	29,200	1,990,564

Machinery	1.04%
Dover Corporation	44,200	2,118,948

Trading Companies & Distributors	1.28%
MSC Industrial Direct Inc.	55,300	2,619,561

Total Industrials
(Cost $19,477,398)		26,816,865

Information Technology	20.99%
Communication Equipment	1.42%
Harris Corp.	63,600	2,905,248

Computers & Peripherals	2.33%
ATI Technologies Inc.**	121,900	1,935,772
SanDisk Corp.**	46,700	2,817,878
		4,753,650
Electronic Equipment/Instruments	0.06%
Thermo Electron **	3,500	121,170

Internet Software & Services	2.75%
Akamai Technologies Inc.**	144,400	3,826,600
NeuStar Inc.**	61,800	1,779,840
		5,606,440

Semiconductors/Semiconductor Equipment	6.51%
Broadcom Corp.**	86,850	3,916,067
Intersil Corp.	113,200	3,208,088
Micron Technology Inc.**	61,700	956,967
NVIDIA Corp.**	44,500	2,097,285
Varian Semiconductor Equipment **	65,700	3,098,412
		13,276,819

Software	7.92%
Activision Inc.**	220,600	2,757,500
Cadence Design Systems Inc.**	151,500	2,689,125
Intuit Inc.**	67,300	3,269,434
NAVTEQ Corporation **	63,700	2,949,947
Quest Software Inc. **	131,500	1,915,955
Take-Two Interactive Software Inc.**	164,500	2,562,908
		16,144,869

Total Information Technology
(Cost $31,353,991)		42,808,196

Materials	1.38%
Chemicals	1.38%
Rohm & Haas Co.	56,600	2,815,850

Total Materials
(Cost $2,219,512)		2,815,850

Telecommunication Services	1.24%
Wireless Telecommunication Services	1.24%
NII Holdings Inc.**	49,400	2,530,268

Total Telecommunication Services
(Cost $2,403,771)		2,530,268

Total Common Stocks
(Cost $146,070,813)		203,218,321

Money Market Mutual Funds	1.31%

Goldman Sachs Financial Square Prime Obligations Fund -FST Shares	2,664,390	2,664,390

Total Money Market Mutual Funds
(Cost $2,664,390)		2,664,390

Total Investments
(Cost $148,735,201)	100.96%	$ 205,882,711
Liabilities in Excess of Other Assets	(0.96%)	(1,964,482)

Net Assets	100.00%	203,918,229

See Legend and Notes to Statements of Investments

Westcore Growth Fund
Statement of Investments, February 28, 2006 (Unaudited)
	Shares	Market Value
Common Stocks	99.03%
Consumer Discretionary	8.61%
Hotel - Restaurant - Leisure	1.52%
Starbucks Corp. **	106,550	3,869,896

Internet & Catalog Retail	1.47%
eBay Inc. **	92,910	3,721,975

Media	1.78%
Univision Communications Inc.**	18,000	602,100
XM Satellite Radio Holdings Inc.**	177,150	3,913,244
		4,515,344

Multiline Retail	2.44%
Nordstrom Inc.	74,290	2,823,020
Target Corp.	62,320	3,390,208
		6,213,228

Specialty Retail	0.74%
Best Buy Inc.	35,150	1,893,179

Textiles & Apparel	0.66%
Nike Inc.	19,190	1,665,308

Total Consumer Discretionary
(Cost $20,167,537)		21,878,930

Consumer Staples	4.73%
Beverages	0.61%
PepsiCo Inc.	26,060	1,540,407

Food & Drug Retailing	2.66%
CVS Corp.	118,830	3,366,454
Walgreen Co.	75,560	3,389,622
		6,756,076

Household Products	1.46%
The Proctor & Gamble Co.	62,190	3,727,047

Total Consumer Staples
(Cost $11,430,991)		12,023,530

Energy	5.56%
Energy Equipment & Services	5.56%
Baker Hughes Inc.	50,810	3,453,556
Grant Prideco Inc.**	59,950	2,426,177
Schlumberger Ltd.	25,380	2,918,700
Transocean Inc.**	72,070	5,346,153
		14,144,586
Total Energy
(Cost $9,773,853)		14,144,586

Financials	12.02%
Banks	0.48%
Wells Fargo & Co.	19,130	1,228,146

Diversified Financials	10.02%
American Express Co.	59,450	3,203,166
Ameriprise Financial Inc.	59,670	2,713,791
Chicago Mercantile Holdings	3,270	1,391,712
Countrywide Financial Co.	34,170	1,178,181
Franklin Resources Inc.	61,450	6,309,686
Goldman Sachs Group Inc.	28,070	3,966,010
Merrill Lynch & Co., Inc	35,170	2,715,476
T. Rowe Price Group Inc.	52,020	3,994,096
		25,472,118

Insurance	1.52%
Assurant Inc.	84,930	3,855,822

Total Financials
(Cost $23,625,931)		30,556,086

Healthcare	19.29%
Biotechnology	8.25%
Amgen Inc.**	40,110	3,027,904
Genentech Inc.**	38,050	3,260,505
Genzyme Corp.**	37,750	2,617,585
Gilead Sciences Inc.**	106,270	6,617,433
Hospira Inc.**	137,340	5,452,398
		20,975,825

Healthcare Providers & Services	6.51%
Aetna Inc.	40,940	2,087,940
Caremark Rx Inc.**	70,050	3,484,987
United Health Group Inc.	155,270	9,041,372
WellPoint Inc.	25,120	1,928,965
		16,543,264

Pharmaceuticals	4.53%
Alcon Inc.	20,320	2,340,051
Novartis AG	73,220	3,898,965
Pfizer Inc.	48,850	1,279,382
Teva Pharmaceutical Industries Ltd.	95,570	4,012,984
		11,531,382

Total Healthcare
(Cost $39,926,845)		49,050,471

Industrials	13.26%
Aerospace & Defense	3.63%
Boeing Co.	24,130	1,754,010
Precision Castparts Corp.	68,350	3,625,284
United Technologies Corp.	65,930	3,856,905
		9,236,199

Air Freight & Couriers	2.58%
FedEx Corp.	28,560	3,062,774
United Parcel Service Inc.	46,790	3,495,681
		6,558,455

Electrical Equiptment	1.39%
Rockwell Automation Inc.	51,930	3,540,068

Machinery	5.66%
Caterpillar Inc.	69,090	5,049,097
Danaher Corp.	82,900	5,022,082
ITT Industries Inc.	58,240	3,057,600
Parker-Hannifin Corp.	16,070	1,256,192
		14,384,971

Total Industrials
(Cost $30,180,853)		33,719,693

Information Technology	31.32%
Communications Equipment	11.01%
Cisco Systems Inc.**	135,960	2,751,830
Comverse Technology Inc.**	142,250	4,091,110
Corning Inc.**	295,700	7,218,037
Motorola Inc.	170,810	3,655,334
Nokia Corp.	105,125	1,953,223
QUALCOMM Inc.	175,985	8,308,251
		27,977,785

Computers & Peripherals	4.97%
Apple Computer Inc**	82,790	5,674,426
EMC Corp.**	233,940	3,279,839
International Business Machines	45,830	3,677,399
		12,631,664

Internet Software & Services	1.55%
Google Inc.**	6,610	2,396,918
Yahoo! Inc.**	48,080	1,541,445
		3,938,363

IT Consulting & Services	1.50%
Cognizant Technology Solutions Corp.**	66,400	3,825,304

Semiconductor Equipment & Products	6.89%
Applied Materials Inc.	168,290	3,086,438
Broadcom Corp.**	98,310	4,432,798
Novellus Systems Inc.**	104,040	2,780,989
Texas Instruments Inc.	241,770	7,216,835
		17,517,060

Software	5.40%
Electronic Arts Inc. **	50,380	2,618,249
Microsoft Corp.	336,790	9,059,651
Oracle Corp.**	165,920	2,060,726
		13,738,626

Total Information Technology
(Cost $68,753,139)		79,628,802

Materials	1.30%
Chemicals	1.30%
El duPont deNemours	37,610	1,513,426
Praxair Inc.	33,070	1,785,119
		3,298,545

Total Materials
(Cost $3,017,894)		3,298,545

Telecommunication Services	2.94%
Wireless Telecommunication Services	2.94%
America Movil SA de CV ADS	143,670	4,989,659
NII Holdings Inc.**	48,320	2,474,950
		7,464,609

Total Telecommunication Services
(Cost $4,573,165)		7,464,609

Total Common Stocks
(Cost $211,450,208)		251,765,252

Money Market Mutual Funds	1.44%
Goldman Sachs Financial Square Prime Obligations Fund -FST Shares	3,675,253	3,675,253

Total Money Market Mutual Funds
(Cost $3,675,253)		3,675,253

Total Investments	100.47%	$255,440,505
(Cost $215,125,461)
Liabilities in Excess of Other Assets	(0.47%)	(1,201,883)
Net Assets	100.00%	$254,238,622

See Legend and Notes to Statements of Investments

Westcore Select Fund
Statement of Investments, February, 2006 (Unaudited)
	Shares	Market Value
Common Stocks	91.61%
Basic Materials	5.21%
Chemicals	5.21%
Rohm & Haas	9,600	477,600

Total Basic Materials
(Cost $438,834)		477,600

Consumer Discretionary	19.10%
Hotel - Restaurant - Leisure	5.88%
Wynn Resorts Ltd. **	8,100	538,245

Household Durables	9.97%
Mohawk Industries Inc. **	5,500	475,805
Tempur-Pedic International **	37,100	437,780
		913,585

Media, Publishing & Cable	3.25%
XM Satellite Radio Holdings Inc. **	13,500	298,215

Total Consumer Discretionary
(Cost $1,601,361)		1,750,045

Energy	3.64%
Energy Equipment & Services	3.64%
FMC Technologies Inc. **	7,100	333,132

Total Energy
(Cost $256,517)		333,132

Financials	16.20%
Banks	5.59%
Zions Bancorporation	6,200	511,624

Diversified Financials	5.20%
T Rowe Price Group Inc.	6,200	476,036

Insurance	5.41%
HCC Ins. Holdings Inc.	15,400	495,726

Total Financial
(Cost $1,216,628)		1,483,386

Healthcare	19.36%
Biotechnology	5.75%
Amylin Pharmaceuticals Inc. **	5,800	251,604
Neurocrine Bioscineces Inc. **	4,200	275,562
		527,166

Health Care Providers & Services	8.62%
Beckman-Coulter Inc.	3,700	199,615
DaVita Inc. **	10,100	589,739
		789,354

Pharmaceuticals	4.99%
Endo Pharmaceuticals **	14,500	457,040

Total Healthcare
(Cost $1,192,825)		1,773,560

Industrials	9.27%
Airlines	2.90%
Continental Airlines **	11,400	265,620

Construction & Engineering	6.37%
Jacobs Engineering Group Inc. **	6,800	583,032

Total Industrials
(Cost $550,348)		848,652

Information Technology	16.31%
Communication Equipment	5.43%
Harris Corporation	10,900	497,912

Internet Software & Services	6.05%
Akamai Technologies Inc. **	20,900	553,850

Software	4.83%
Intuit Inc. **	9,100	442,078

Total Information Technology
(Cost $1,221,845)		1,493,840

Telecommunications Services	2.52%
NII Holdings Inc. **	4,500	230,490

Total Telecommunication Services
(Cost $225,674)		230,490

Total Common Stocks
(Cost $6,704,032)	210,600	8,390,705

Money Market Mutual Funds	8.32%
Barclays Prime Money Market	331,410	331,410
Goldman Sachs Financial Square Prime Obligations Fund -FST Shares	430,553	430,553
		761,963

Total Money Market Mutual Funds
(Cost $761,963)		761,963

Total Investments	99.93%	9,152,668
(Cost $7,465,995)
Other Assets in Excess of Liabilities	0.07%	6,473
Net Assets	100.00%	$ 9,159,141

See Legend and Notes to Statements of Investments

Westcore International Frontier Fund
Statement of Investments, February 28, 2006 (Unaudited)
	Shares	Market Value
Common Stocks	93.61%
Commercial Services	13.62%
Advertising - Marketing Services	1.72%
Eniro AB (Sweden)	51,143	567,160

Commercial Printing - Forms	1.03%
DX Services Plc (United Kingdom)	63,400	338,080

Miscellaneous Commercial Services	8.44%
SAI Global Ltd. (Australia)	375,500	836,427
Savills Plc (United Kingdom)	45,800	911,437
Techem AG (Germany)	23,600	1,028,276
		2,776,140

Personnel Services	2.43%
Meitec Corp. (Japan)	23,100	798,238

Total Commercial Services		4,479,618
(Cost $3,586,711)

Communications	4.46%
Specialty Telecommunications	4.46%
Genesys S.A. (France)**	926,318	1,468,663

Total Communications		1,468,663
(Cost $1,516,292)

Consumer Durables	4.87%
Electronics - Appliances	2.89%
G.U.D. Holdings Ltd. (Australia)	164,700	951,415

Home Furnishings	1.98%
Ekornes ASA (Norway)	33,300	651,398

Total Consumer Durables		1,602,813
(Cost $1,500,376)

Consumer Services	13.91%
Casinos - Gaming	2.91%
IG Group Holdings Plc (United Kingdom)	269,400	956,928

Other Consumer Services	5.43%
InvoCare Ltd. (Australia)	130,500	403,089
Trader Classified Media NV (Netherlands)	101,600	1,384,364
		1,787,453

Publishing - Books - Magazines	3.58%
Informa Group Plc (United Kingdom)	150,726	1,176,535

Publishing - Newspapers	1.99%
Independent News & Media Plc (Ireland)	205,400	653,766

Total Consumer Services		4,574,682
(Cost $3,881,159)

Distribution Services	8.16%
Electronics Distributors	6.10%
Diploma Plc (United Kingdom)	69,300	954,244
Esprinet SpA (Italy)	61,500	1,050,587
		2,004,831

Wholesale Distributors	2.06%
Misumi Corp. (Japan)	16,600	676,878

Total Distribution Services		2,681,709
(Cost $1,931,699)

Electronic Technology	11.91%
Computer Peripherals	3.27%
Lectra SA (France)	152,950	1,075,752

Electronic Equipment - Instruments	3.41%
Japan Cash Machine Co. Ltd. (Japan)	14,750	282,882
Optex Co. Ltd. (Japan)	35,700	838,875
		1,121,757

Semiconductors	3.98%
Zarlink Semiconductor Inc. (Canada)**	574,010	1,308,184

Telecommunications Equipment	1.25%
Vtech Holdings Ltd. (Hong Kong)	112,200	412,909

Total Electronic Technology		3,918,602
(Cost $3,602,952)

Health Technology	3.70%
Medical Specialties	3.70%
Elekta AB (Sweden)	41,536	614,162
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	240,390	601,771
		1,215,933

Total Health Technology		1,215,933
(Cost $761,734)

Industrial Services	3.57%
Oilfield Services - Equipment	3.57%
ProSafe ASA (Norway)	23,624	1,172,807

Total Industrial Services		1,172,807
(Cost $640,049)

Process Industries	10.02%
Agricultural Commodities - Milling	2.98%
Global Bio-Chem Technology Group Company Ltd. (Hong Kong)	1,729,900	981,137
Global Bio-Chem Technology Group Company Ltd. - Warrants (Hong Kong)**	5,450	44
		981,181

Chemicals: Major Diversified	0.96%
Victrex Plc (United Kingdom)	24,830	315,117

Containers - Packaging	2.98%
Goodpack Ltd. (Singapore)	829,600	961,262
Goodpack Ltd. - Warrants (Singapore)**	33,412	16,268
		977,530

Industrial Specialities	3.10%
SGL Carbon AG (Germany)**	59,200	1,019,765

Total Process Industries		3,293,593
(Cost $2,789,727)

Producer Manufacturing	15.01%
Electrical Products	2.81%
Pfeiffer Vacuum Technology AG (Germany)	15,010	925,264

Industrial Machinery	2.35%
Interpump Group SpA (Italy)	112,900	772,532

Office Equipment - Supplies	7.53%
Boewe Systec AG (Germany)	11,300	747,756
Domino Printing Sciences Plc (United Kingdom)	197,300	911,936
Neopost (France)	8,160	816,623
		2,476,315

Trucks - Construction - Farm Machinery	2.32%
Pinguely-Haulotte (France)	30,400	759,583

Total Producer Manufacturing		4,933,694
(Cost $3,504,834)

Retail Trade	2.09%
Specialty Stores	2.09%
CeWe Color Holding AG (Germany)	19,600	685,764

Total Retail Trade		685,764
(Cost $856,271)

Transportation	2.29%
Other Transportation	2.29%
Comfort DelGro Corp. Ltd. (Singapore)	740,100	752,645

Total Transportation		752,645
(Cost $735,639)

Total Common Stocks		30,780,523
(Cost $25,307,443)

Money Market Mutual Funds	6.77%
Barclays Prime Money Market	707,513	707,513
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	1,518,118	1,518,118
		2,225,631

Total Money Market Mutual Funds		2,225,631
(Cost $2,225,631)

Total Investments
(Cost $27,533,074)	100.38%	$33,006,154

Liabilities in Excess of Other Assets	(0.38%)	($125,709)
Net Assets	100.00%	$32,880,445

See Legend and Notes to Statements of Investments

Westcore International Frontier Fund

Country Breakdown as of February 28, 2006

Country	Market Value	%
Australia	2,190,931	6.66%
Canada	1,308,184	3.98%
France	4,120,621	12.53%
Germany	4,406,825	13.41%
Hong Kong	1,394,090	4.24%
Ireland	653,766	1.99%
Italy	1,823,119	5.54%
Japan	2,596,873	7.90%
Netherlands	1,384,364	4.21%
New Zealand	601,771	1.83%
Norway	1,824,205	5.55%
Singapore	1,730,175	5.26%
Sweden	1,181,322	3.59%
United Kingdom	5,564,277	16.92%
Cash Equivalents and
Net Other Assets	2,099,922	6.39%
	$ 32,880,445	100.00%

Westcore Blue Chip Fund
Statement of Investments, February 28, 2006 (Unaudited)
	Shares	Market Value
Common Stock	99.40%
Capital Goods	7.47%
Aerospace & Defense	3.15%
General Dynamics Corp.	9,000	1,109,430
Raytheon Co.	21,000	911,400
		2,020,830

Electrical Equipment	1.55%
General Electric Co.	30,300	995,961

Industrial Products	2.77%
ITT Industries Inc.	11,600	609,000
Parker Hannifin Corp.	15,000	1,172,550
		1,781,550
Total Capital Goods
(Cost $3,625,553)		4,798,341

Commercial Services	3.91%
IT Services	1.75%
Computer Sciences Corp.**	20,700	1,124,838

Transaction Processing	2.16%
First Data Corp.	30,750	1,387,748

Total Commercial Services
(Cost $2,070,383)		2,512,586

Communications	2.48%
Telecomm Equipment & Solutions	2.48%
Nokia Corp.	85,600	1,590,448

Total Communications
(Cost $1,177,422)		1,590,448

Consumer Cyclical	13.57%
Clothing & Accessories	2.93%
TJX Companies Inc.	76,800	1,880,832

Department Stores	2.29%
JC Penny Co Inc.	25,000	1,466,000

General Merchandise	1.49%
Target Corp.	17,600	957,440

Hotels & Gaming	1.95%
Starwood Hotels & Resorts Worldwide Inc.	19,700	1,250,950

Publishing & Media	2.58%
Walt Disney Co.	59,200	1,657,008

Restaurants	2.33%
Darden Restaurants Inc.	35,700	1,497,258

Total Consumer Cyclical
(Cost $5,837,982)		8,709,488

Consumer Staples	4.82%
Food & Agricultural Products	2.80%
Bunge Ltd.	20,100	1,139,469
Campbell Soup Co.	21,100	656,843
		1,796,312

Consumer Products	2.02%
Colgate Palmolive Co.	23,800	1,296,624

Total Consumer Staples
(Cost $2,612,026)		3,092,936

Energy	13.27%
Exploration & Production	5.93%
Occidental Petroleum Corp.	23,800	2,178,652
XTO Energy Inc.	38,900	1,629,521
		3,808,173

Integrated Oils	4.42%
Marathon Oil Corp.	22,900	1,616,740
Suncor Energy Inc.	16,300	1,218,425
		2,835,165

Oil Services	2.92%
Transocean Inc.**	25,300	1,876,754

Total Energy
(Cost $4,250,802)		8,520,092

Financials	20.25%
Integrated Financial Services	3.37%
Citigroup Inc.	46,666	2,163,902

Money Center Banks	1.48%
Bank of America Corp.	20,700	949,095

Property Casualty Security	2.32%
American International Group Inc.	22,400	1,486,464

Regional Banks	2.66%
US Bancorp	27,300	843,843
Wachovia Corp.	15,400	863,478
		1,707,321

Securities & Asset Management	5.26%
Merrill Lynch & Company Inc.	25,000	1,930,250
Morgan Stanley	24,200	1,443,772
		3,374,022
Specialty Finance	3.32%
Countrywide Financial Corp.	32,900	1,134,392
Freddie Mac	14,800	997,372
		2,131,764

Thrifts	1.84%
Washington Mutual Inc.	27,800	1,187,060

Total Financials
(Cost $11,330,604)		12,999,628

Medical - Healthcare	16.37%
Medical Technology	4.24%
Boston Scientific Corp.**	41,400	1,010,988
Medtronic Inc.	19,900	1,073,605
Zimmer Holdings Inc. **	9,200	636,456
		2,721,049

Pharmaceuticals	12.13%
Abbott Laboratories	46,950	2,074,251
Amgen Inc.**	22,300	1,683,427
Barr Pharmaceuticals Inc.**	18,050	1,212,599
Teva Pharmaceutical Industries Ltd.	67,000	2,813,330
		7,783,607

Total Medical - Healthcare
(Cost $8,370,734)		10,504,656

Technology	14.38%
Computer Software	6.42%
Microsoft Corp.	97,900	2,633,510
VeriSign Inc.**	63,000	1,490,580
		4,124,090

PC's & Servers	4.04%
Dell Inc.**	43,700	1,267,300
International Business Machines Corp.	16,500	1,323,960
		2,591,260

Semiconductors	3.92%
Altera Corp.**	24,700	494,988
Intel Corp.	58,200	1,198,920
Maxim Integrated Products Inc.	21,000	820,890
		2,514,798

Total Technology
(Cost $9,254,722)		9,230,148

Transportation	2.88%
Railroads	2.88%
Norfolk Southern Corp.	36,050	1,845,039

Total Transportation
(Cost $1,283,939)		1,845,039

Total Common Stocks
(Cost $49,814,167)		63,803,362

Money Market Mutual Funds	0.75%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	480,587	480,587

Total Money Market Mutual Funds
(Cost $480,587)		480,587

Total Investments
(Cost $50,294,754)	100.15%	$64,283,949
Liabilities in Excess of Other Assets	(0.15%)	(95,303)

Net Assets	100.00%	$ 64,188,646

See Legend and Notes to Statements of Investments

Westcore Mid-Cap Value Fund
Statement of Investments, February 28, 2006 (unaudited)
	Shares	Market Value
Common Stocks	103.31%
Basic Materials	4.76%
Other Materials (Rubber & Plastic)	4.76%
Crown Holdings Inc.**	87,550	$ 1,602,165
Pactiv Corp.**	48,300	1,107,519
		2,709,684

Total Basic Materials
(Cost $2,090,027)		2,709,684

Capital Goods	1.08%
Industrial Products	1.08%
Parker Hannifin Corp.	7,850	613,635

Total Capital Goods
(Cost $428,768)		613,635

Commercial Services	4.38%
Distributors & Wholesalers	2.01%
Aramark Worldwide Corp. - Class B	40,200	1,144,092

Environmental - Pollution Control	1.40%
Waste Connections Inc.**	21,700	795,088

IT Services	0.97%
Computer Sciences Corp.**	10,200	554,268

Total Commercial Services
(Cost $2,173,653)		2,493,448

Communications	0.70%
Telecom Equipment & Solutions	0.70%
Adtran Inc.	14,450	397,664

Total Communications
(Cost $261,198)		397,664

Consumer Cyclical	16.46%
Clothing & Accessories	2.08%
TJX Companies Inc.	48,300	1,182,867

Department Stores	1.27%
Federated Department Stores Inc.	10,200	724,608

Hotels & Gaming	2.72%
Starwood Hotels & Resorts Worldwide Inc.	24,350	1,546,225

Motor Vehicle Parts	1.84%
Autoliv Inc.	19,550	1,046,902

Restaurants	4.45%
Brinker International Inc.	29,400	1,224,510
Darden Restaurants Inc.	31,250	1,310,625
		2,535,135

Specialty Retail	2.87%
Office Depot Inc.**	45,750	1,632,360

Other Consumer Services	1.23%
Laidlaw International Inc.	25,350	699,660

Total Consumer Cyclical
(Cost $7,402,072)		9,367,757

Consumer Staples	5.28%
Food & Agricultural Products	5.28%
Bunge Ltd.	21,400	1,213,166
Smithfield Foods Inc.**	36,150	955,445
Tyson Food Inc.	61,950	838,183
		3,006,794

Total Consumer Staples
(Cost $3,314,253)		3,006,794

Energy	8.11%
Exploration & Production	8.11%
Denbury Resources Inc.**	28,600	810,810
Forest Oil Corp.**	24,000	1,191,600
Range Resources Corp.	57,400	1,373,582
XTO Energy Inc.	29,666	1,242,709
		4,618,701

Total Energy
(Cost $3,498,614)		4,618,701

Financials	21.23%
Life & Health Insurance	2.43%
Nationwide Financial Services Inc.	15,550	666,473
Protective Life Corp.	14,700	716,625
		1,383,098

Other Banks	2.22%
Colonial BancGroup Inc.	50,350	1,264,289

Property Casualty Insurance	9.72%
AMBAC Financial Group Inc.	17,800	1,337,670
Assured Guaranty Ltd.	37,950	1,001,880
First American Financial Corp.	18,500	779,960
PartnerRe Ltd.	16,200	981,882
Radian Group Inc.	25,200	1,430,100
		5,531,492

Regional Banks	3.95%
Marshall & Ilsley Corp.	21,150	930,600
Unionbancal Corp.	19,100	1,319,619
		2,250,219

Securities & Asset Management	1.81%
Affiliated Managers Group Inc.**	10,450	1,028,593

Specialty Finance	1.10%
American Capital Strategies Ltd.	17,600	628,320

Total Financials
(Cost $10,435,527)		12,086,011

Medical - Healthcare	14.95%
Pharmaceuticals	9.90%
Barr Pharmaceuticals Inc.**	14,175	952,276
Biovail Corp.**	71,650	1,803,430
Cephalon Inc.**	36,200	2,877,176
		5,632,882

Total Medical - Healthcare
(Cost $3,800,401)		8,510,058

Real Estate Investment Trusts (REITs)	5.73%
Office Properties	5.73%
Boston Properties Inc.	12,300	1,041,441
Mack-Cali Realty Corp.	27,600	1,239,240
Trizec Properties Inc.	40,500	982,935
		3,263,616

Total REITs
(Cost $2,718,539)		3,263,616

Technology	9.81%
Computer Software	1.68%
VeriSign Inc.**	40,300	953,498

Semiconductors	6.41%
Altera Corp. **	38,800	777,552
ATI Technologies Inc. **	34,850	553,418
Fairchild Semiconductor International Inc.**	67,300	1,169,674
Maxim Integrated Products Inc.	29,400	1,149,246
		3,649,890

Technology Resellers/Distributors	1.72%
Ingram Micro Inc.**	49,650	982,077

Total Technology
(Cost $5,272,261)		5,585,465

Utilities	10.81%
Competitive Electric	2.48%
Public Service Enterprises Inc.	20,350	1,412,086

Regulated Electric	6.43%
Centerpoint Energy Inc.	91,150	1,182,216
DPL Inc.	51,200	1,378,304
Westar Energy Inc.	50,950	1,096,444
		3,656,964

Regulated Gas	1.90%
Nisource Inc.	52,750	1,082,958

Total Utilities
(Cost $5,768,040)		6,152,008

Total Common Stocks
(Cost $47,163,353)		58,804,841

Money Market Mutual Funds	3.41%
Goldman Sachs Financial Square Prime	1,933,728	1,933,728
Obligations Fund- FST Shares

Total Money Market Mutual Funds
(Cost $1,933,728)		1,933,728

Total Investments
(Cost $49,097,081)	106.71%	60,738,569

Liabilities in Excess of Other Assets	(6.71%)	($3,816,158)
Net Assets	100.00%	56,922,411

See Legend and Notes to Statements of Investments

Westcore Small-Cap Opportunity Fund
Statement of Investments, February 28, 2006 (Unaudited)
	Shares	Market Value
Common Stocks	97.47%
Basic Materials	6.54%
Other Materials (Rubber & Plastic)	6.54%
A. Schulman Inc.	16,425	384,838
Crown Holdings Inc. **	36,050	659,715
Spartech Corp.	12,425	300,685
		1,345,238

Total Basic Materials
(Cost $790,475)		1,345,238

Capital Goods	14.32%
Electric Equipment	3.56%
General Cable Corp. **	27,120	732,240

Engineering & Construction	4.89%
EMCOR Group Inc. **	10,260	447,233
Insituform Technologies Inc. **	12,700	341,757
Washington Group International	3,705	216,261
		1,005,251

Industrial Products	1.49%
Flanders Corp. **	27,950	306,053

Machinery	4.38%
Columbus McKinnon Corp. **	9,400	252,860
Manitowoc Co.	5,700	439,299
Paxar Corp. **	10,925	209,542
		901,701

Total Capital Goods
(Cost $1,898,715)		2,945,245

Commercial Services	6.50%
Business Products & Services	4.62%
Consolidated Graphics Inc. **	5,350	273,224
Quanta Services Inc. **	19,225	263,190
Source Interlink Cos. Inc. **	38,550	414,413
		950,827

Environmental - Pollution Control	1.88%
Waste Connections Inc. **	10,525	385,636

Total Commercial Services
(Cost $1,156,415)		1,336,463

Communications	2.64%
ISPs - Internet Portals	1.21%
United Online Inc.	20,625	247,706

Telecomm Equipment & Solutions	1.43%
Belden CDT Inc.	11,425	294,536

Total Communications
(Cost $545,849)		542,242

Consumer Cyclical	9.76%
Apparel & Footwear Mfg	2.25%
Warnaco Group Inc. **	7,400	171,754
Wolverine World Wide	13,200	291,192
		462,946

Motor Vehicle Parts	2.95%
CSK Auto Corp. **	21,700	345,247
Cooper Tire & Rubber Co.	17,450	260,005
		605,252

Recreation & Leisure	2.22%
WMS Industries Inc. **	15,725	456,811

Specialty Retail	2.34%
Jo-Ann Stores Inc. **	6,625	88,113
Zale Corp. **	15,100	393,355
		481,468
Total Consumer Cyclical
(Cost $1,977,201)		2,006,477

Consumer Staples	2.61%
Grocery & Convenience	2.61%
Casey's General Stores Inc.	20,425	535,748

Total Consumer Staples
(Cost $428,787)		535,748

Energy	9.39%
Exploration & Production	9.39%
ATP Oil and Gas Corp. **	13,740	511,815
Berry Petroleum Co.	6,100	412,055
Carrizo Oil & Gas Inc. **	17,550	408,739
Denbury Resources Inc. **	9,050	256,567
Warren Resources Inc. **	23,400	342,342
		1,931,518

Total Energy
(Cost $1,175,714)		1,931,518

Financials	17.50%
Insurance - Real Estate Brokers	2.13%
Clark Inc.	41,375	436,920

Other Banks	4.88%
City Holding Co.	4,950	180,229
First Community Bancorp	7,550	450,886
First Republic Bank	5,125	185,986
State National Bancshares Inc.	6,900	186,576
		1,003,677

Property Casualty Insurance	4.65%
IPC Holdings Ltd.	12,700	333,629
Triad Guaranty Inc. **	8,750	397,163
United America Indemnity Ltd. **	9,900	225,225
		956,017

Securities & Asset Management	2.23%
Piper Jaffray Cos. **	9,225	458,298

Speciality Finance	3.61%
Advanta Corp. - Class B	8,150	285,820
KKR Financial Corp.	20,000	457,400
		743,220

Total Financials
(Cost $3,053,318)		3,598,132

Medical - Healthcare	8.91%
Medical Products & Supplies	3.13%
Molecular Devices Corp. **	14,075	448,007
STERIS Corp.	7,900	195,683
		643,690

Medical Technology	1.01%
Healthtronics Inc. **	28,450	206,832

Pharmaceuticals	4.77%
First Horizon Pharmaceuticals Corp. **	17,000	348,840
K-V Pharmaceutical Co. - Class A **	18,750	430,688
Par Pharmaceutical Companies Inc. **	6,800	202,232
		981,760

Total Medical - Healthcare
(Cost $1,914,824)		1,832,282

Real Estate Investment Trusts (REITs)	2.81%
PS Business Parks Inc.	6,150	327,119
Winston Hotels Inc.	24,450	251,346
		578,465

Total REITs
(Cost $556,090)		578,465

Technology	12.58%
Computer Software	3.27%
Epicor Software Corp.**	54,200	673,164

Electronic Equipment	4.80%
Artesyn Technologies Inc. **	31,050	338,445
Radisys Corp. **	10,550	192,432
X-Rite Inc.	35,725	455,494
		986,371

Semiconductors	2.33%
Fairchild Semiconductor International Inc. **	27,575	479,253

Semiconductor Capital Equipment	1.12%
FEI Co. **	11,550	231,115

Technology Resellers - Distributors	1.06%
Richardson Electronics Ltd.	25,675	217,211

Total Technology
(Cost $2,440,259)		2,587,114

Transportation	3.91%
Trucking - Shipping - Air Freight	3.91%
Marten Transport Ltd. **	21,900	512,241
Tsakos Energy Navigation Ltd.	8,100	291,196
		803,437

Total Transportation
(Cost $503,912)		803,437

Total Common Stocks
(Cost $16,441,559)		20,042,361

Money Market Mutual Funds	2.48%
Goldman Sachs Financial Square Prime	510,334	510,334
Obligations Fund - FST Shares

Total Money Market Mutual Funds
(Cost $510,334)		510,334

Total Investments
(Cost $16,951,893)	99.95%	20,552,695
Other Assets in Excess of Liabilities	0.05%	10,886

Net Assets	100.00%	$20,563,581

See Legend and Notes to Statements of Investments

Westcore Small-Cap Value Fund
Statement of Investments, February 28, 2006 (Unaudited)
	Shares	Market Value
Common Stocks	97.81%
Basic Materials	4.41%
Forestry & Paper	2.23%
Albany International Corp.	21,030	781,685

Other Materials (Rubber & Plastic)	2.18%
A. Schulman Inc.	16,000	374,880
Spartech Corp.	16,000	387,200
		762,080

Total Basic Materials
(Cost $1,384,896)		1,543,765

Capital Goods	7.02%
Electrical Equipment	2.80%
Lennox International Inc.	30,495	980,414

Industrial Products	4.22%
Lincoln Electric Holdings Inc.	16,000	738,560
Sauer-Danfoss Inc.	34,410	738,095
		1,476,655

Total Capital Goods
(Cost $2,002,127)		2,457,069

Commercial Services	5.78%
Business Products & Services	5.78%
Banta Corp.	10,570	514,865
CDI Corp.	23,775	582,250
Ennis Business Forms Inc.	46,950	925,854
		2,022,969

Total Commercial Services
(Cost $1,867,051)		2,022,969

Communications	5.14%
Telecomm Equipment & Solutions	5.14%
Belden Inc.	46,920	1,209,598
Inter-Tel Inc.	30,000	588,900
		1,798,498

Total Communications
(Cost $1,672,683)		1,798,498

Consumer Cyclical	15.24%
Apparel & Footwear Manufacturers	1.54%
Cherokee Inc.	13,995	539,367

Clothing & Accessories	1.16%
Burlington Coat Factory Warehouse Corp.	9,020	406,261

Hard Goods Retail	2.18%
Aaron Rents Inc.	29,100	762,420

Motor Vechicle Parts	1.37%
Cooper Tire & Rubber Company	32,100	478,290

Recreation & Leisure	1.93%
Callaway Golf Co.	41,005	676,172

Restaurants	3.47%
Bob Evans Farms Inc.	23,325	680,390
Ruby Tuesday Inc.	18,750	535,313
		1,215,703

Specialty Retail	3.59%
Movado Group Inc.	32,115	700,107
Yankee Candle Co. Inc.	19,235	558,584
		1,258,691

Total Consumer Cyclical
(Cost $4,726,248)		5,336,904

Consumer Staples	3.74%
Food & Agriculture Products	1.34%
Lancaster Colony Corp.	11,670	468,434

Grocery & Convenience	2.40%
Casey's General Stores Inc.	32,115	842,376

Total Consumer Staples
(Cost $1,160,074)		1,310,810

Energy	5.38%
Exploration Production	4.16%
Berry Petroleum Co.	16,975	1,146,661
Cabot Oil & Gas Corp.	6,875	311,163
		1,457,824

Oil Services	1.22%
Gulf Island Fabrication Inc.	18,785	426,983

Total Energy
(Cost $1,893,542)		1,884,807

Financials	23.11%
Insurance-Real Estate Brokers	1.37%
Clark Inc.	45,420	479,635

Other Banks	7.90%
First Community Bancorp	13,355	797,561
PFF Bancorp Inc.	16,735	525,981
Southwest Bancorp	33,670	737,036
Westamerica Bancorp	13,010	705,662
		2,766,240

Property-Casualty Insurance	5.73%
Assured Guaranty Ltd.	13,995	369,468
Max Re Capital Ltd.	36,415	888,890
Platinum Underwriters Holdings Ltd.	24,375	746,363
		2,004,721

Specialty Finance	6.50%
Advanta Corp. - Class B	23,325	818,008
Cash America International Inc.	31,650	848,220
MCG Capital Corp.	39,880	610,164
		2,276,392

Thrifts	1.61%
BankUnited Financial Corp.	20,100	561,594

Total Financials
(Cost $7,528,725)		8,088,581

Medical - Healthcare	4.83%
Healthcare Services	1.91%
Owens & Minor Inc.	21,030	670,647

Pharmaceuticals	2.92%
Meridian Bioscience Inc.	24,750	551,678
Perrigo Co.	29,545	469,470
		1,021,148

Total Medical - Healthcare
(Cost $1,443,820)		1,691,795

Real Estate Investment Trusts (REITs)	7.84%
Hotels	1.57%
Equity Inns Inc.	35,525	549,927

Multi-Family	3.21%
Associated Estates Realty Corp.	67,385	758,755
Home Properties Inc.	7,335	362,056
		1,120,811

Office-Industrial	3.06%
Glenborough Realty Trust	27,755	537,059
Parkway Properties	12,145	534,866
		1,071,925
Total REITs
(Cost $2,524,033)		2,742,663

Technology	6.75%
Electronic Equipment	3.69%
Bel Fuse Inc.	15,550	514,861
X-Rite Inc.	60,875	776,156
		1,291,017

Computer Software	0.98%
Blackbaud Inc.	18,765	343,399

Technology Resellers-Distribution	2.08%
Richardson Electronics Ltd.	86,150	728,829

Total Technology
(Cost $2,206,946)		2,363,245

Transportation	5.20%
Trucking - Shipping - Air Freight	5.20%
Diana Shipping Inc.	39,830	466,011
OMI Corp.	27,475	480,813
Ship Finance International Ltd.	17,180	314,566
Tsakos Energy Navigation Ltd.	15,555	559,202
		1,820,592

Total Transportation
(Cost $1,963,821)		1,820,592

Utilities	3.37%
Regulated Gas	3.37%
Cascade Natural Gas Corp.	15,550	304,780
Northwest Natural Gas Co.	10,570	361,917
South Jersey Industries Inc.	17,895	511,797
		1,178,494

Total Utilities
(Cost $1,212,200)		1,178,494

Total Common Stock
(Cost $31,586,166)		34,240,191

Money Market Mutual Funds	3.80%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	1,330,804	1,330,804

Total Money Market Mutual Funds
(Cost $1,330,804)		1,330,804

Total Investments
(Cost $32,916,970)	101.61%	35,570,995
Liabilities in Excess of Other Assets	(1.61%)	(563,458)

Net Assets	100.00%	35,007,537

See Legend and Notes to Statements of Investments

Flexible Income Fund
Statement of Investments, February 28, 2006 (Unaudited)
		Bond Rating	Shares/
		Moody's/S&P	Principal Amount	Market Value
Common Stocks	13.61%
Financial	9.68%
Financial Services	2.69%
Allied Capital Corp.			66,000	1,936,440
Alliance Capital Management Holding LP			13,000	835,510
Apollo Investment Co.			24,033	451,580
Crystal River Capital** (1)(6)(7)			37,000	925,000
Tortoise Capital (1)(6)(7)			36,500	547,500
Tortoise Capital Warrants (1)(6)(7)			9,125	-
				4,696,030

Real Estate Investment Trusts (REITs)	6.99%
Diversified	1.43%
iStar Financial Inc.			42,400	1,615,440
KKR Financial Corp.			38,500	880,495
				2,495,935

Healthcare	0.98%
Health Care Property Investors Inc.			29,500	810,365
Healthcare Realty Trust Inc.			24,100	899,171
				1,709,536

Hotels	0.08%
Host Marriott Corp.			7,100	137,953

Mortgage	0.62%
Anthracite Capital Inc.			100,000	1,072,000

Office Property	1.74%
American Campus Community Inc.			18,000	453,600
American Financial Realty Trust			56,500	667,830
Hospitality Properties Trust			21,800	970,100
HRPT Properties Trust			55,000	589,600
Maguire Properties Inc.			10,000	338,400
				3,019,530

Regional Malls	0.36%
The Mills Corp.			15,600	616,668

Shopping Centers	0.23%
Weingarten Realty Investors			10,000	393,800

Timber	0.53%
Plum Creek Timber Co. Inc.			11,000	408,650
Rayonier Inc.			12,000	517,200
				925,850

Warehouse - Industrial	1.02%
First Industrial Realty Trust Inc.			46,000	1,774,680

Total Financial
(Cost $15,255,028)				16,841,982

Industrial	1.15%
Airlines	0.06%
United Airlines Corp. **			3,018	107,049

Other Industrial	0.91%
B&G Foods Inc.			17,000	254,830
Centerplate Inc.			20,000	259,600
Fording Canadian Coal Trust			26,400	1,077,384
				1,591,814
Telecom & Related	0.18%
Verizon Communications			9,157	308,590

Total Industrial
(Cost $1,571,887)				2,007,453

Utilities & Energy	2.78%
Energy - Non Utility	2.78%
Enbridge Energy Partners LP			17,000	759,900
Enterprise Products Partners			36,000	874,080
Kinder Morgan Energy Partners			25,200	1,191,204
Kinder Morgan Inc.			1	93
Kinder Morgan Management LLC**			1,312	57,374
Northern Border Partners LP			40,600	1,952,860
				4,835,511

Total Utilities & Energy
(Cost $5,296,010)				4,835,511

Total Common Stocks
(Cost $22,122,925)				23,684,946

Nonconvertible Preferred Stocks	14.52%
Financial	13.27%
Financial Services	1.46%
First Republic Capital Trust II, Series B, 8.75% (1)(7)		NR/BB	20,000	494,376
Invesco Navigator, 8.00% (1)(6)(7)		NR/NR	2,000	2,040,040
				2,534,416

Insurance	0.15%
Delphi Financial Group Inc., 8.00%, 05/15/2033		Baa3/BBB	10,000	258,900

Real Estate Investment Trusts (REITs)	11.66%
Apartments	0.72%
Apartment Investment and Management Co.:
Series G, 9.375%		Ba3/B+	10,000	263,800
Series T, 8.00%		Ba3/B+	10,000	254,000
Series V, 8.00%		Ba3/B+	10,000	252,600
Series Y, 7.875%		Ba3/B+	20,000	506,000
				1,276,400

Diversified	2.13%
Colonial Properties Trust:
Series C, 9.25%		Ba1/BB+	4,000	102,400
Series D, 8.125%		Ba1/BB+	6,000	154,800
Cousins Properties Inc., 7.50%		NR/NR	25,000	636,250
Digital Realty Trust Inc., 8.50%		NR/NR	13,300	345,202
iStar Financial Inc., Series E, 7.875%		Ba1/BB+	68,000	1,714,280
Realty Income Corp., Series D, 7.375%		Baa3/BBB-	20,000	519,000
Vornado Realty Trust, Series E, 7.00%		Baa3/BBB-	9,400	240,264
				3,712,196

Healthcare	1.63%
Health Care Property Investors Inc., Series F, 7.10%		Baa3/BBB	10,000	256,000
Health Care REIT Inc.:
Series D, 7.875%		Ba1/BB+	10,000	257,300
Series F, 7.625%		Ba1/BB+	30,000	766,500
LTC Properties Inc., Series F, 8.00%		NR/NR	20,625	522,431
Nationwide Health Properties Inc., 7.677%		Ba1/BB+	950	97,375
Omega Healthcare Investors, Series D, 8.375%		B2/B+	12,500	321,313
SNH Capital Trust I, 10.125%, 06/15/2041		Ba3/BB-	24,000	620,640
				2,841,559

Hotels	0.91%
Hospitality Properties, Series B, 8.875%		Baa3/BB+	15,000	397,950
Host Marriot Corp.:
Class C, 10.00%		B1/B-	16,000	407,680
Class E, 8.875%		B1/B-	29,000	771,690
				1,577,320

Manufactured Homes	0.17%
Affordable Residential, Series A, 8.25%		NR/NR	15,000	299,250

Mortgage	1.05%
Anthracite Capital Inc., Series C, 9.375%		NR/NR	41,200	1,074,496
Thornburg Mortgage Inc., 8.00%		B1/B	28,900	726,835
				1,801,331

Office Property	0.95%
Brandywine Realty, Series C, 7.50%		NR/NR	8,000	206,040
Entertainment Properties Trust, 7.75%		NR/NR	25,000	624,750
Highwoods Properties Inc., Series A, 8.625%		Ba2/BB+	50	54,500
Maguire Properties Inc., Series A, 7.625%		NR/NR	20,500	514,345
SL Green Realty Corp., Series C, 7.625%		NR/NR	10,000	254,400
				1,654,035

Regional Malls	2.38%
CBL & Associates Properties, Series D, 7.375%		NR/NR	40,000	1,018,000
Glimcher Realty Trust, Series G, 8.125%		Ba3/B	12,000	304,080
The Mills Corp.:
Series C, 9.00%		NR/NR	14,800	364,820
Series E, 8.75%		NR/NR	22,500	549,000
Taubman Centers Inc.:
Series A, 8.30%		B1/B+	1,922	48,838
Series G, 8.00%		B1/B+	27,200	703,120
Series H, 7.625%		B1/B+	45,000	1,147,500
				4,135,358

Shopping Centers	0.68%
Regency Centers Corp., 7.25%		Baa3/BBB-	12,000	300,840
Tanger Factory Outlet, Series C, 7.50%,		Ba1/BB+	35,000	883,050
				1,183,890

Storage	0.06%
Public Storage, Inc., Series R, 8.00%		Baa2/BBB+	4,000	102,560

Warehouse - Industrial	0.98%
Centerpoint Properties Trust, 5.377%		Baa3/BBB-	1,500	1,452,656
First Industrial Realty Trust Inc., 6.236%		Baa3/BBB-	250	253,203
				1,705,859

Total Financial
(Cost $23,155,874)				23,083,074

Industrial	1.00%
Airlines	0.12%
AMR Corp., 7.875%, 07/13/2039		Caa2/NR	10,000	208,300

Autos	0.14%
Delphi Automotive Capital Trust I, 8.25%, 10/15/2033		D/D	40,600	235,480

Cable & Media	0.13%
Shaw Communications Inc., 8.875%, 09/28/2049		Ba3/B+	10,000	230,982

Leisure	0.32%
Hilton Hotels Corp., 8.00%, 08/15/2031		Ba2/BB	22,000	556,160

Other Industrial	0.29%
RC Trust I, Series C, 7.00% 05/15/2006		Ba1/BB+	10,000	504,063

Total Industrial
(Cost $2,257,637)				1,734,985

Utilities & Energy	0.27%
Utilities	0.27%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031		Ba1/BB+	4,000	104,400
NVP Capital I, Series A, 8.20%, 03/31/2037		B1/CCC+	10,000	254,800
TECO Capital Trust I, 8.50%, 01/31/2041		Ba3/B	5,001	127,125
				486,325

Total Utilities & Energy
(Cost $474,279)				486,325

Total Nonconvertible Preferred Stocks
(Cost $25,887,790)				25,304,384

Convertible Preferred Stocks	3.90%
Financial	0.30%
Real Estate Investment Trusts (REITs)	0.30%
Diversified	0.18%
Crescent Real Estate, Series A, 6.75%		B3/B-	15,000	322,350

Hotels	0.12%
Felcor Lodging, Series A, 1.95%		B3/CCC+	8,000	200,400

Total Financial
(Cost $524,500)				522,750

Industrial	2.42%
Airlines	0.13%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030		C/CCC	7,500	219,375

Autos	2.29%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032		B2/B-	73,000	2,211,900
General Motors Corp., Series C, 6.25%, 07/15/2033		B2/B	107,000	1,776,200
				3,988,100
Total Industrial
(Cost $5,619,660)				4,207,475

Utilities & Energy	1.18%
Energy - Non Utility	1.18%
AES Trust III, 6.75%, 10/15/2029		B3/CCC+	26,100	1,209,735
Chesapeake Energy, 4.50%		NR/B+	9,250	851,000
				2,060,735
Total Utilities & Energy
(Cost $2,060,455)				2,060,735

Total Convertible Preferred Stocks				6,790,960
(Cost $8,204,615)

Total Preferred Stocks				32,095,344
(Cost $34,092,405)

Converitible Bonds	0.06%
Industrial	0.06%
Cable & Media	0.06%
Charter Communication Holdings Capital Corp., 5.875%, 11/12/2009		Ca/CCC-	100,000	99,875

Total Industrial
(Cost $79,211)				99,875

Total Convertible Bonds
(Cost $79,211)				99,875

Corporate Bonds	53.06%
Financial	3.14%
Financial Services	0.85%
Allied Capital, 6.34%, 10/13/2012 (1)(7)		NR/NR	1,000,000	973,200
Emigrant Capital Trust II, 6.85%, 04/14/2034 (1)(2)		NR/BBB	500,000	499,236
Finova Capital Corp., 7.50%, 11/15/2009		NR/NR	8,250	2,722
				1,475,158

Insurance	1.49%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046		Ba1/BB	750,000	798,208
Provident Financing Trust, 7.405%, 03/15/2038		Ba2/B+	250,000	248,564
Zurich Reinsurance, 7.125%, 10/15/2023		B2/BB+	1,700,000	1,551,250
				2,598,022

Real Estate Investment Trusts (REITs)	0.80%
Restaurants	0.58%
Trustreet Properties Inc., 7.50%, 04/01/2015		B1/B+	1,000,000	1,017,500

Shopping Centers	0.22%
Price Development Co. LP, 7.29%, 03/11/2008		Ba1/BB+	375,000	378,607

Total Financial
(Cost $4,914,015)				5,469,287

Industrial	46.53%
Airlines	4.73%
American Airlines:
Pass-Through Certificates, Series 2004-1A, 7.25%, 02/05/2009 (4)		Ba2/BBB-	500,000	500,000
Pass-Through Certificates, Series 93-A6, 8.04%, 09/16/2011 (4)		NR/CCC+	401,471	357,051
Pass-Through Certificates, Series 2001-01, Class A-2, 6.817%, 05/23/2011 (4)		Ba1/BB+	750,000	737,344
Atlas Air, Inc.:
Pass-Through Certificates, Series 1999-1, Class A-2, 6.88%, 07/02/2009 (4)		NR/NR	1,544,331	1,473,962
Pass-Through Certificates, Series 1999-1, Class A-1, 7.20%, 01/02/2019 (4)		NR/NR	90,597	89,085
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3, Class A-2, 6.320%, 11/01/2008 (4)		Baa3/A-	50,000	50,190
Pass-Through Certificates, Series 2001-1, Class C, 7.033%, 06/15/2011 (4)		B2/B+	51,046	47,124
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 04/01/2013 (4)		Ba3/B-	76,901	63,119
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 08/02/2018 (4)		Ba2/BBB-	179,981	166,817
Pass-Through Certificates, Series 1999-2, Class B, 7.566%, 03/15/2020 (4)		Ba2/BBB-	261,304	242,200
Pass-Through Certificates, Series 1999-1, Class A, 6.545%, 02/02/2019 (4)		Baa3/A-	802,885	809,882
Delta Air Lines, Inc.:
10.00%, 08/15/2008 (5)		NR/NR	1,214,000	276,185
Pass-Through Certificates, Series 2000-1, Class A-1, 7.379%, 05/18/2010 (4)		Ba2/BB	25,484	25,777
Pass-Through Certificates, Series 2001-1, Class A-1, 6.619%, 03/18/2011 (4)		Ba2/BB+	25,339	25,495
Pass-Through Certificates, Series 2001-1, Class A-2, 7.111%, 09/18/2011 (4)		Ba2/BB+	1,750,000	1,735,251
Northwest Airlines Corp.:
Pass-Through Certificates, 7.95%, 03/01/2015 (4)		B3/B+	345,151	335,013
Pass-Through Certificates, 7.36%, 02/01/2020 (4)		Caa3/CCC	330,059	298,909
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates, Series 92-A2, 9.35%, 04/07/2016 (5)**		D/NR	409,497	122,849
Pass-Through Certificates, Series 95-A1, 9.02%, 04/19/2012 (5)**		D/NR	414,840	228,162
US Airways Inc., Pass-Through Certificates, Series 1998-1, Class A,
6.85%, 01/30/2018 (4)		Ba2/BBB+	648,334	650,361
				8,234,776

Autos	11.54%
American Axle & Manufacturing, 5.25%, 02/11/2014		Baa3/BBB-	1,000,000	791,209
Dana Corp., 5.85%, 01/15/2015		Caa1/CCC-	1,300,000	802,750
Delphi Corp., 6.50%, 05/01/2009 (5)		D/D	1,375,000	759,687
Ford Capital BV, 9.50%, 06/01/2010		Ba3/BB-	3,000,000	2,655,000
Ford Motor Co.:
9.215%, 09/15/2021		Ba3/BB-	800,000	636,000
7.450%, 07/16/2031		Ba3/BB-	3,000,000	2,145,000
Ford Motor Credit Co., 7.875%, 06/15/2010		Ba2/BB-	500,000	462,841
General Motors Acceptance Corp.:
7.023%, 12/01/2014 (2)		Ba1/BB	3,200,000	2,821,434
General Motors Corp.:
8.25%, 07/15/2023		B2/B	1,000,000	692,500
8.00%, 11/01/2031		Ba1/BB	4,000,000	3,662,320
Navistar International Corp., 6.25%, 03/01/2012		B1/BB-	1,000,000	1,012,500
Sonic Automotive Inc., 8.625%, 08/15/2013		B2/B	1,750,000	1,763,125
Tenneco Automotive Inc., Series B, 10.25%, 07/15/2013		B2/B-	250,000	278,125
Visteon Corp., 8.25%, 08/01/2010		B3/B-	2,000,000	1,600,000
				20,082,491
Cable & Media	3.26%
Charter Communications Holdings Capital Corp.:
11.000%, 10/01/2015 (1)		Ca/CCC-	242,000	204,793
11.125%, 01/15/2014 (1)		Ca/CCC-	296,000	164,280
12.125%, 01/15/2015 (1)		Ca/CCC-	2,225,000	1,034,625
Charter Communications Inc., 8.25%, 04/01/2007		Ca/CCC-	1,000,000	721,250
DirecTV Holdings, 6.375%, 06/15/2015		Ba2/BB-	2,000,000	2,002,500
Echostar DBS Corp., 7.78%, 10/01/2008 (2)		Ba3/BB-	1,500,000	1,537,500
				5,664,948

Chemicals	0.58%
Borden Inc., 7.875%, 02/15/2023		Caa1/B-	575,000	480,125
Solutia Inc., 11.25%, 07/15/2009(5)**		D/NR	250,000	244,375
Union Carbide Chemical & Plastics Co., 7.875%, 04/01/2023		B1/BBB-	250,000	282,296
				1,006,796

Healthcare	5.60%
Columbia - HCA Inc.:
7.19%, 11/15/2015		Ba2/BB+	1,752,000	1,825,200
7.58%, 09/15/2025		Ba2/BB+	2,153,000	2,179,643
Davita Inc., 7.25%, 03/15/2015		B3/B	1,200,000	1,230,000
Eszopiclone Royalty Sub LLC Series IV (1)(6)(7)
12.00%, 03/15/2014		NR/NR	1,250,000	1,337,500
Tenet Healthcare Corp., 9.875%, 07/01/2014		B3/B	3,100,000	3,169,750
			.	9,742,093

Leisure	10.15%
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)		Baa2/BBB+	50,000	50,652
Intrawest Corp., 7.50%, 10/15/2013		B1/B+	2,250,000	2,300,625
Kerzner International, 6.75%, 10/01/2015		B2/ B	2,375,000	2,369,063
Las Vegas Sands Corp., 6.375%, 02/15/2015		B1/B	2,750,000	2,681,250
MGM Mirage Resorts Inc., 7.25%, 08/01/2017		Ba2/BB	3,850,000	4,032,875
Mohegan Tribal Gaming Authority, 6.875%, 02/15/2015 (1)		Ba3/B+	900,000	914,625
Pinnacle Entertainment Inc., 8.25%, 03/15/2012		Caa1/B-	875,000	914,375
Premier Entertainment Biloxi, 10.75%, 02/01/2012		Caa1/CCC	250,000	241,562
Seneca Gaming Corp., 7.25%, 05/01/2012		B1/BB-	100,000	102,000
Wynn Las Vegas LLC, 6.625%, 12/01/2014		B2/B+	4,100,000	4,059,000
				17,666,027

Other Industrial	7.43%
Advanced Micro Devices Inc., 7.75%, 11/01/2012		B1/B	983,000	1,046,895
Allegheny Ludlum Corp., 6.95%, 12/15/2025		Ba2/BB-	580,000	591,600
Amerigas Partners LP, Series B, 7.25%, 05/20/2015		B2/BB-	1,500,000	1,530,000
Cummins Engine Company Inc., 5.65%, 03/01/2098		Ba1/BBB-	200,000	145,266
Freeport-McMoran Company Inc., 6.875%, 02/01/2014		B1/B+	500,000	505,000
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011		B3/B-	1,000,000	987,500
IDEX Corp., 6.875%, 02/15/2008		Baa3/BBB	75,000	76,368
Leucadia National Corp.:
8.65%, 01/15/2027		Ba3/B	1,611,000	1,679,467
7.75%, 08/15/2013		Ba2/BB	1,540,000	1,609,300
Levi Strauss & Co., 9.75%, 01/15/2015		Caa2/B-	1,500,000	1,605,000
Novelis Inc., 7.25%, 02/15/2015 (1)		B1/B	225,000	219,375
Solo Cup Co., 8.50%, 02/15/2014		Caa1/B-	250,000	223,750
Spectrum Brands, 7.375%, 02/01/2015		Caa1/CCC+	1,000,000	867,500
U.S. Steel Corp., 9.75%, 05/15/2010		Ba2/BB	175,000	190,750
Winn-Dixie Stores Inc., 8.875%, 04/01/2008** (5)		D/NR	2,150,000	1,655,500
				12,933,271

Telecom & Related	3.24%
American Tower Corp., 7.50%, 05/01/2012		B1/BB-	500,000	530,000
AT&T Corp., 9.05%, 11/15/2011		A2/A	237,000	259,919
Level 3 Communications, Inc., 12.875%, 03/15/2010		Ca/CCC-	200,000	187,000
Level 3 Financing Inc., 10.75%, 10/15/2011		Caa1/CCC-	950,000	894,187
Qwest Communications International Inc.,7.84%, 02/15/2009 (2)		B2/B	1,000,000	1,026,250
Qwest Corp:
7.500%, 06/15/2023		Ba3/BB-	375,000	382,500
6.875%, 09/15/2033		Ba3/BB	976,000	941,840
Rogers Cantel, 9.75%, 06/01/2016		Ba2/BB	700,000	863,625
Rogers Wireless Inc., 7.50%, 03/15/2015		NR/BB	500,000	545,000
				5,630,321

Total Industrial
(Cost $84,213,762)				80,960,723

Utilities & Energy	3.39%
Energy - Non Utility	2.63%
Calpine Corp., 8.75%, 07/15/2013 (1)(5)		NR/D	200,000	187,000
Duke Capital Corp., 4.302%, 05/18/2006		Baa3/BBB-	275,000	274,525
Dynegy Holdings Inc., 8.75%, 02/15/2012		B2/CCC+	150,000	166,500
Kerr McGee Corp., 6.95%, 07/01/2024		Ba3/BB+	1,050,000	1,121,961
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017		B1/B	400,000	441,612
7.00%, 03/15/2027		B1/B	100,000	107,295
Utilicorp United, 8.00%, 03/01/2023		B2/NR	1,300,000	1,332,500
Whiting Petroleum Corp., 7.00%, 02/01/2014 (1)		B2/B-	950,000	957,125
				4,588,518

Utilities	0.76%
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa2/BBB-	100,000	104,078
7.05%, 02/01/2024		Baa2/BBB-	250,000	250,557
Mirant Americas Generation, LLC, 8.50%, 10/01/2021**		B2/B-	200,000	206,750
Portland General Electric, 7.875%, 03/15/2010		Baa2/BBB	100,000	108,203
WPD Holdings, 7.25%, 12/15/2017 (1)		Baa3/BBB-	600,000	644,657
				1,314,245

Total Utilities & Energy
(Cost $5,503,718)				5,902,763

Total Corporate Bonds
(Cost $94,631,495)				92,332,773

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities	9.47%
Asset-Backed Securities	0.35%
Ace Securities Corp., 2004-IN1, Class B, 8.08%, 02/25/2014 (1)(2)(4)(7)		Ba2/BB+	300,000	261,866
Vanderbilt Mortgage Finance, Series 2002-B, Class B-1, 5.850%, 04/07/2018		Baa2/BBB	375,000	370,210
				632,076

Collateralized Debt Obligations	8.21%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
7.52%, 12/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	507,560
Archstone, Series 2005-C1, 6.55%, 03/20/2010 (1)(2)(7)		NR/A	1,000,000	951,250
CREST Ltd. Exeter Street Solar, Series 2004-1A, Class E1, 8.27%, 10/28/2014 (1)(2)(4)(6)(7)		NR/BB	477,717	490,788
CREST Ltd., Series 2003-1A, Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)		NR/BB-	200,000	124,412
CREST Ltd., Series 2003-2A:
Class E1, 9.37%, 12/28/2038 (1)(2)(4)(6)(7)		Ba3/BB	250,000	269,317
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)		NR/BB-	413,450	226,535
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba3/BB	300,000	279,345
Class PS, 7.667%, 12/28/2013 (1)(3)(4)(6)(7)		NR/NR	1,064,633	542,697
Fairfield Street Solar, Series 2004-1A, Class F, 9.675%, 12/28/2014 (1)(2)(4)(6)(7)		NR/NR	1,087,500	1,089,838
Denali Capital CLO III Ltd., Series 3A, Class B2L, 12.61%, 07/21/2008 (1)(2(4)(6)(7)		Ba2/BB	250,000	256,719
Denali Capital CLO III Ltd., Series 6A, Class B2L, 9.218%, 04/21/2010 (1)(2(4)(6)(7)(8)		Ba2/BB	800,000	800,000
I-Preferred Term Securities I Ltd., Subordinate Income Notes, 22.00%, 12/04/2012 (1)(3)(4)(7)		NR/NR	100,000	90,125
MM Community Funding II Ltd., Series 2I, 21.28%, 12/15/2011 (1)(3)(4)(6)(7)		NR/NR	500,000	220,000
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B, 6.591%, 06/28/2039 (1)(4)(6)(7)		NR/BBB	500,000	487,950
Preferred CPO Ltd., 10.026%, 07/26/2010 (1)(4)(7)		Baa3/NR	1,100,000	1,189,375
Preferred Term Securities VI Ltd., Subordinate Income Notes,
24.569%, 07/03/2012 (1)(3)(4)(7)		NR/NR	100,000	67,125
Preferred Term Securities X Ltd., Subordinate Income Notes,
19.00%, 07/03/2013 (1)(3)(4)(7)		NR/NR	150,000	125,438
Preferred Term Securities XI Ltd., Subordinate Income Notes,
19.00%, 10/03/2013 (1)(3)(4)(7)		NR/NR	150,000	129,187
Preferred Term Securities XII Ltd., Subordinate Income Notes,
19.00%, 12/24/2013 (1)(3)(4)(7)		NR/NR	750,000	697,969
Preferred Term Securities XIII Ltd., Subordinate Income Notes,
18.00%, 03/24/2014 (1)(3)(4)(7)		NR/NR	900,000	809,662
Preferred Term Securities XIV Ltd., Subordinate Income Notes,
17.50%, 06/24/2014 (1)(3)(4)(7)		NR/NR	500,000	450,625
Regional Diversified Funding, Series 2004-1, 16.849%, 02/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	415,000

Regional Diversified Funding, Series 2005-1, 14.10%, 03/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	712,500
River North CDO Ltd., Series 2005-1A, 12.50%, 02/06/2014 (1)(3)(4)(6)(7)		NR/NR	600,000	570,000
Soloso Bank Pref 2005, 12.50%, 10/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	744,529
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS, 16.00%, 09/30/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	260,075
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C, 8.184%, 12/23/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	494,231	491,760
Tropic, Series 2003-1A, Class PS, 12.85%, 10/15/2013 (1)(3)(4)(7)		NR/NR	700,000	567,000
Tropic, Series 2004-1A, Class PS, 16.50%, 04/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	475,000
				14,279,281

Commercial Mortgage-Backed Securities	0.90%
Global Signal Trust:
2004-1, Class E, 5.395%, 01/15/2034 (1)(4)		NR/BBB-	450,000	452,954
2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)		Ba2/BB-	1,000,000	1,002,300
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)		Baa3/BB+	93,555	106,351
				1,561,605

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $17,140,327)				16,472,962

Money Market Mutual Funds	1.55%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			2,688,881	2,688,881

Total Money Market Mutual Funds
(Cost $2,688,881)				2,688,881

Total Investments
(Cost $170,755,244)			96.19%	167,374,781

Other Assets in Excess of Liabilities			3.81%	6,638,360
Net Assets			100.01%	$ 174,013,141

See Legend and Notes to Statements of Investments

Plus Bond Fund
Statement of Investments, February 28, 2006 (Unaudited)
		Bond Rating	Shares/
		Moody's/S&P	Principal Amount	Market Value
Common Stock	0.09%
Industrial	0.09%
Airlines	0.09%
United Airlines Corp. **			10,234	363,004

Total Industrial
(Cost $0)				363,004

Total Common Stock
(Cost $0)				363,004

Nonconvertible Preferred Stocks	4.04%
Financial	3.66%
Financial Services	0.61%
First Tennessee Bank, 3.90% (1)(2)		A3/BBB+	1,500	1,538,344
Goldman Sachs,
6.20%, 10/31/2010		A2/A-	40,000	1,041,200
				2,579,544

Real Estate Investment Trusts (REITs)	3.05%
Apartments	1.21%
Apartment Investment and Management Co.:
Series T, 8.00%		Ba3/B+	9,000	227,340
Series Y, 7.875%		Ba3/B+	20,000	506,000
BRE Properties Inc., Series C, 6.75%		Baa3/BBB	10,000	250,800
Centerpoint Property Trust, 5.377%		Baa3/BBB-	3,900	3,776,906
Cousins Properties Inc., 7.50%		NR/NR	15,000	381,750
				5,142,796

Diversified	0.56%
Colonial Properties Trust:
Series C, 9.25%		Ba1/BB+	10,000	256,000
Series D, 8.125%		Ba1/BB+	13,000	335,400
iStar Financial,
Series E, 7.875%		Ba1/BB+	70,500	1,777,305
				2,368,705

Health Care	0.26%
Health Care REIT Inc., Series F, 7.625%		Ba1/BB+	30,000	766,500
Omega Healthcare Investors, Series D, 8.375%		B3/B-	12,500	321,312
				1,087,812

Manufactured Homes	0.09%
Affordable Residential, Series A, 8.25%		NR/NR	19,500	389,025

Shopping Centers	0.74%
New Plan Excel Realty Trust, Series E, 7.625%		Baa3/BBB-	13,000	335,140
Realty Income Corp., Series D, 7.375%		Baa3/BBB-	20,000	519,000
Taubman Centers Inc.:
Series A, 8.30%		B1/B+	4,520	114,853
Series G, 8.00%		B1/B+	20,000	517,000
Series H, 7.625%		B1/B+	30,000	765,000
Tanger Factory Outlet, Series C, 7.50%		Ba1/BB+	36,000	908,280
				3,159,273

Storage	0.05%
Public Storage, Inc., Series R, 8.00%		Baa2/BBB+	9,000	230,760

Warehouse - Industrial	0.14%
First Industrial Realty Trust Inc., 6.236%		Baa3/BBB-	625	633,008

Total Financial
(Cost $15,542,070)				15,590,923

Industrial	0.16%
Other Industrial	0.16%
RC Trust I, Series C,
7.00%, 05/15/2006		Ba1/BB	13,500	680,485

Total Industrial
(Cost $722,453)				680,485

Utilites & Energy	0.22%
Utilites	0.22%
Southern Cal Ed.,
5.349%, 04/30/2010		Baa3/BBB-	9,400	942,350

Total Utilites & Energy
(Cost $940,000)				942,350

Total Nonconvertible Preferred Stocks
(Cost $17,204,523)				17,213,758

Convertible Preferred Stocks	0.29%
Industrial	0.29%
Autos	0.29%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032		Ba2/B-	22,000	666,600
General Motors Corp.,
Series C, 6.25%, 07/15/33		B2/B	35,000	581,000
				1,247,600

Total Industrial
(Cost $1,780,966)				1,247,600

Total Convertible Preferred Stocks
(Cost $1,780,966)				1,247,600

Corporate Bonds	58.25%
Financial	26.09%
Financial Services	10.71%
Allied Capital (1)(7)
6.34%, 10/13/2012		NR/NR	4,000,000	3,892,800
Bank of America Corp.
4.50%, 08/01/2010		Aa2/AA-	2,250,000	2,195,273
BB&T Corp.,
4.90%, 06/30/2017		A1/A	1,100,000	1,058,122
BHP Bilton Finance,
5.00%, 12/15/2010		A1/A+	4,825,000	4,790,106
Bear Stearns Co.,
4.55%, 06/23/2010		A1/A	2,000,000	1,950,786
Charles Schwab Corp.,
8.05%, 03/01/2010		A2/A-	210,000	227,136
Citicorp Capital II,
8.015%, 02/15/2027		Aa2/A	1,400,000	1,486,442
Citigroup Inc.,
4.625%, 08/03/2010		Aa2/AA-	2,250,000	2,205,101
Comerica Inc.,
4.80%, 05/01/2015		A3/A-	50,000	47,809
Emigrant Capital Trust II,
6.85%, 04/14/2034 (1)(2)		NR/BBB	850,000	848,701
Fifth Third Bancorp,
4.50%, 06/01/2018		Aa3/A	75,000	68,676
First Empire Capital Trust,
8.277%, 06/01/2027		Baa1/BBB	25,000	26,718
General Electric Capital Corp., Series A,
5.875%, 2/15/2012		Aaa/AAA	2,250,000	2,327,852
Goldman Sachs Group Inc.,
4.50%, 06/15/2010		Aa3/A+	1,500,000	1,458,538
Leucadia National Corp.:
7.75%, 08/15/2013		Ba2/BB	1,925,000	2,011,625
8.65%, 01/15/2027		Ba2/B	635,000	661,988
M & I Capital Trust,
7.65%, 12/01/2026		A2/BBB+	900,000	946,088
Manufacturers & Traders Trust Co:
3.85%, 04/01/2013 (1)		A3/A-	526,000	512,510
Marshall & Ilsley Bank,
2.90%, 08/18/2009		Aa3/A+	827,273	796,027
Merrill Lynch & Company Inc.,
6.00%, 10/01/2014 (2)		Aa3/A+	1,400,000	1,365,014
Residential Capital,
6.375%, 06/30/2010		Baa3/BBB-	3,000,000	3,031,950
Royal Bank of Canada
4.70%, 07/19/2010		Aa2/AA-	1,250,000	1,226,011
USAA Capital Corp.,
4.64%, 12/15/2009 (1)		Aa1/AAA	1,500,000	1,482,069
Wachovia Capital Trust III,
5.80%, 08/29/2049		Baa3/A-	3,300,000	3,284,873
Washington Mutual Inc.,
8.250%, 04/01/2010		Baa1/BBB+	3,200,000	3,520,291
Wells Fargo & Co.,
4.625%, 08/09/2010		Aa1/AA-	4,300,000	4,221,336
				45,643,842

Foreign Financials	0.58%
Swedish Export Credit,
4.125%, 10/15/2008		Aa1/AA+	2,500,000	2,451,225

Insurance	2.15%
Berkshire Hathaway,
4.85%, 01/15/2015		Aaa/AAA	1,000,000	973,681
Commerce Group Inc.,
5.95%, 12/09/2013		Baa2/BBB	225,000	225,831
Fund American Companies, Inc.,
5.875%, 05/15/2013		Baa2/BBB	2,850,000	2,845,024
Markel Capital Trust,
8.71%, 01/01/2046		Ba1/BB	690,000	734,351
Prime Property, (1)
5.60%, 06/15/2011		Baa3/A	2,410,000	2,421,734
Prudential Financial
4.35%, 05/12/2015		A3/A	1,878,182	1,787,797
Zurich Reinsurance,
7.125%, 10/15/2023		B2/BB+	200,000	182,500
				9,170,918

Real Estate Investment Trusts (REITs)	12.65%
Apartments	1.12%
BRE Properties Inc.,
7.45%, 01/15/2011		Baa2/BBB	1,200,000	1,292,315
Colonial Realty LP:
7.00%, 07/14/2007		Baa3/BBB-	375,000	382,446
4.75%, 02/01/2010		Baa3/BBB-	1,000,000	967,598
United Dominion Realty Trust:
3.90%, 03/15/2010		Baa2/BBB	625,000	594,499
5.25%, 01/15/2015		Baa2/BBB	1,575,000	1,516,531
				4,753,389

Diversified	2.04%
Commercial Net Lease Realty,
6.25%, 06/15/2014		Baa3/BBB-	725,000	740,284
iStar Financial Inc.,
6.50%, 12/15/2013		Baa3/BBB	4,116,000	4,254,096
Vornado Realty LP:
4.50%, 08/15/2009		Baa2/BBB	550,000	532,315
4.75%, 12/01/2010		Baa2/BBB	335,000	323,929
Washington REIT:
5.25%, 01/15/2014		Baa1/A-	1,850,000	1,828,523
5.35%, 05/01/2015		Baa1/A-	1,000,000	978,923
				8,658,070

Healthcare	2.07%
Baxter Finco BV, (1)
4.75%, 10/15/2010		Baa1/A-	1,175,000	1,148,962
Health Care Property Investors Inc.,
7.072%, 06/08/2015		Baa2/BBB+	2,000,000	2,170,852
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011		Baa3/BBB-	375,000	412,687
5.125%, 04/01/2014		Baa3/BBB-	1,325,000	1,258,119
Health Care REIT Inc.,
5.875%, 05/15/2015		Baa3/BBB-	1,500,000	1,476,824
Nationwide Health,
6.00%, 05/20/2015		Baa3/BBB-	2,000,000	1,993,186
Senior Housing Properties Trust,
8.625%, 01/15/2012		Ba2/BB+	325,000	358,312
				8,818,942

Hotels	0.96%
Felcor Suites LP,
7.625%, 10/01/2007		B1/B	250,000	257,500
Hospitality Properties Trust,
6.125%, 02/15/2015		Baa2/BBB	3,000,000	2,849,451
Host Marriott LP,
6.375%, 03/15/2015		Ba2/BB-	1,000,000	1,002,500
				4,109,451

Office Property	1.80%
Boston Properties LP,
5.00%, 06/01/2015		Baa2/BBB	375,000	358,698
Carramerica Realty,
3.625%, 04/01/2009		Aa2/BBB	1,425,000	1,350,002
EOP Operating Partnership Ltd.,
8.10%, 08/01/2010		Baa2/BBB	1,631,000	1,784,042
7.35%, 12/01/2017		Baa2/BBB+	1,150,000	1,288,626
Highwoods Realty LP:
7.125%, 02/01/2008		Ba1/BBB-	1,250,000	1,283,976
8.125%, 01/15/2009		Ba1/BBB-	250,000	263,597
HRPT Properties Trust,
5.75%, 02/15/2014		Baa2/BBB	1,115,000	1,110,173
Mack-Cali Reality LP,
5.125%, 2/15/2014		Baa2/BBB	250,000	241,735
				7,680,849

Restaurants	0.20%
Truststreet Properties Inc.,
7.50%, 04/01/2015		B1/B+	850,000	864,875

Regional Malls	0.90%
Simon Property Group:
7.375%, 06/15/2018		Baa1/BBB+	2,068,000	2,341,725
6.875%, 06/15/2012		Baa1/BBB+	350,000	376,338
7.25%, 10/21/2007		Baa1/BBB+	300,000	308,076
The Rouse Co.,
8.00%, 04/30/2009		Ba1/BB+	775,000	814,248
				3,840,387

Shopping Centers	2.56%
Developers Diversified Realty,
5.375%, 10/15/2012		Baa3/BBB	1,400,000	1,381,605
Kimco Realty Corp., Series C,
5.98%, 07/30/2012		Baa1/A-	1,800,000	1,854,376
Price Development Co. LP,
7.29%, 03/11/2008		Ba1/BB+	3,000,000	3,028,860
Weingarten Realty Investors:
7.00%, 07/15/2011		A3/A	550,000	593,535
4.857%, 01/15/2014		A3/A	1,040,000	996,263
6.64%, 07/15/2026		A3/A	545,000	618,923
Westfield Capital Corp.,
5.125%, 11/15/2014 (1)		A2/A	2,500,000	2,440,375
				10,913,937

Timber	0.29%
Plum Creek Timberland,
5.875%, 11/15/2015		Baa3/BBB-	1,225,000	1,229,363

Warehouse	0.71%
Prologis Trust:
5.25%, 11/15/2010 (1)		Baa1/BBB+	650,000	646,796
7.81%, 02/01/2015		Baa1/BBB+	1,000,000	1,114,847
7.625%, 07/01/2017		Baa1/BBB+	1,100,000	1,274,979
				3,036,622

Total Financial
(Cost $112,182,441)				111,171,870

Industrial	25.57%
Airlines	2.59%
America West Airlines Inc., Pass - Through Certificates, Series 1999-1, Class G,
7.93%, 01/02/2019, AMBAC (4)		Aaa/AAA	127,766	134,974
American Airlines:
Series 2004-1A 7.25%, 02/05/2009 (4)		Ba2/BBB-	750,000	750,000
Series 1999-1 A2, 7.024%, 10/15/2009 (4)		Baa3/BBB+	500,000	519,063
Series 1993-1 A6, 8.04%, 09/16/2011 (4)		Ba2/CCC+	501,839	446,313
Atlas Air Inc., Series 1999-1 A-2,
6.88%, 07/02/2009 (4)		B3/NR	1,625,611	1,551,539
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3, Class A-2, 6.32%, 11/01/2008 (4)		Baa3/A-	250,000	250,951
Pass-Through Certificates, Series 1999-A1, Class A-1, 6.45%, 02/02/2019 (4)		Baa3/A-	2,496,972	2,518,733
Pass-Through Certificates, Series 1999-2, Class B, 7.566%, 03/15/2020 (4)		Ba2/BBB-	239,529	222,017
Delta Air Lines, Inc.:
10.00%, 08/15/2008 (5)		NR/NR	336,000	76,440
Pass-Through Certificates, Series 2001-1, Class A-2, 7.111%, 09/18/2011 (4)		Ba2/BB+	1,125,000	1,115,519
FedEx Corp.:
Series A2, 7.89%, 09/23/2008		Baa1/BBB+	632,777	646,600
Series 1997-A, 7.50%, 01/15/2018 (4)		A3/A+	724,718	807,025
Northwest Airlines,
7.95%, 03/01/2015 (4)		B3/BB	517,727	502,519
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates, Series 92-A2, 9.35%, 04/07/2016 (5)**		D/NR	301,735	90,520
Pass-Through Certificates, Series 91-A2, 10.02%, 03/22/2014 (5)**		D/NR	50,000	22,500
Pass-Through Certificates, Series 95-A1, 9.02%, 04/19/2012 (5)**		D/NR	2,419,900	1,330,945
				10,985,658

Autos	6.02%
American Axle & Manufacturing,
5.25%, 02/11/2014		Ba2/BBB-	850,000	672,528
American Honda Finance Corp.,
5,125%, 12/15/2010 (1)		A1/A+	3,600,000	3,584,765
DaimlerChrysler NA Holdings Corp.,
6.50%, 11/15/2013		A3/BBB	600,000	621,120
Dana Corp.,
5.85%, 01/15/2015		Caa1/CCC-	1,600,000	988,000
Delphi Corp.,
6.50%, 05/01/2009 (5)		D/D	1,000,000	552,500
Ford Capital BV,
9.50%, 06/01/2010		Ba3/BB-	1,200,000	1,062,000
Ford Motor Co.,
7.45%, 07/16/2031		Ba3/BB-	2,775,000	1,984,125
Ford Motor Credit Co.:
6.17%, 01/15/2010		Ba2/BB-	3,100,000	2,795,382
7.875%, 06/15/2010		Ba2/BB-	2,000,000	1,851,362
General Motors Corp.,
8.25%, 07/15/2023		B2/B	2,850,000	1,973,625
General Motors Acceptance Corp.,
7.023%, 12/01/2014 (2)		Baa1/BB	5,550,000	4,893,424
Navistar International Corp.,
6.25%, 03/01/2012 (1)		B1/BB-	850,000	860,625
Strats-DaimlerChrysler CPI Notes,
6.00%, 11/15/2013 (1)(2)(6)(7)		A3/BBB+	3,465,000	3,206,857
Visteon Corp.,
8.25%, 08/01/2010		B3/B-	750,000	600,000
				25,646,313

Brewery	0.14%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014		A1/A+	175,000	172,946
5.05%, 10/15/2016		A1/A+	450,000	441,823
				614,769

Cable & Media	3.94%
AT&T Broadband Corp.,
8.375%, 03/15/2013		Baa2/BBB+	1,375,000	1,578,613
Charter Communications Holdings Capital Corp.:
11.125%, 01/15/2014 (1)		Ca/CCC-	308,000	170,940
11.000%, 10/01/2015 (1)		Caa3/CCC-	253,000	214,101
Cox Communications Inc.,
7.25%, 11/15/2015		Baa3/BBB-	3,000,000	3,216,498
Cox Enterprises,
7.875%, 09/15/2010 (1)		Baa3/BB+	3,000,000	3,223,359
DirecTV Holdings,
6.375%, 06/15/2015		Ba2/BB-	1,650,000	1,652,063
Echostar DBS Corp.,
7.78%, 10/01/2008 (2)		Ba3/BB-	1,000,000	1,025,000
Rogers Cable Inc.,
5.50%, 03/15/2014		Ba2/BB+	1,275,000	1,216,031
Time Warner Inc.,
9.15%, 02/01/2023		Baa1/BBB+	2,410,000	3,004,135
Tribune Co.,
5.25%, 08/15/2015		A3/A-	1,575,000	1,503,237
				16,803,977

Chemicals	0.74%
Borden Inc.,
7.875%, 02/15/2023		Caa1/B-	775,000	647,125
Dow Chemical Co.,
6.125%, 02/01/2011		A3/A-	350,000	363,470
Ferro Corp.,
9.125%, 01/01/2009		Ba1/BB	1,325,000	1,394,562
PPG Industries Inc.,
6.875%, 02/15/2012		A2/A	688,000	741,625
				3,146,782

Commercial Services	0.16%
Aramark Services Inc.:
7.000%, 05/01/2007		Baa3/BBB-	275,000	279,438
6.375%, 02/15/2008		Baa3/BBB-	405,000	412,136
				691,574

Healthcare	1.40%
Columbia/HCA Inc.,
7.19%, 11/15/2015		Ba2/BB+	725,000	755,291
Coventry Health Care Inc.,
6.125%, 01/15/2015		Ba1/BBB-	1,195,000	1,212,925
Davita Inc.,
7.25%, 03/15/2015		B3/B	600,000	615,000
Eszopiclone Royalty Sub LLC Series IV, (1)(6)(7)
12.00%, 03/15/2014		NR/NR	1,250,000	1,337,500
Tenet Healthcare Corp.,
9.875%, 07/01/2014		B3/B	2,000,000	2,045,000
				5,965,716

Leisure	5.22%
Carnival Corp.,
3.75%, 11/15/2007		A3/A-	500,000	488,131
Harrahs Entertainment Inc.:
5.625%, 06/01/2015		Baa3/BBB-	2,725,000	2,667,167
7.50%, 09/01/2009		Baa3/BBB-	225,000	238,513
Hilton Hotels Corp.,
7.50%, 12/15/2017		Ba2/BB	3,372,000	3,709,689
Hyatt Equities LLC,
6.875%, 06/15/2007 (1)		Baa2/BBB+	300,000	303,915
Intrawest Corp.,
7.50%, 10/15/2013		B1/B+	1,500,000	1,533,750
Las Vegas Sands Corp.,
6.375%, 02/15/2015		B1/B	2,000,000	1,950,000
Marriott International Inc.,
4.625%, 06/15/2012		Baa2/BBB+	775,000	739,965
Mashantucket West,
5.912%, 09/01/2021 (1)		Baa2/BBB-	800,000	790,425
MGM Mirage:
7.25%, 08/01/2017		Ba2/BB	1,600,000	1,676,000
7.625%, 07/15/2013		Ba3/B+	1,500,000	1,578,750
Royal Caribbean Cruises Ltd.,
6.75%, 03/15/2008		Ba1/BBB-	350,000	359,954
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015		Ba1/BB+	2,250,000	2,452,500
Station Casinos Inc.,
6.875%, 03/01/2016		Ba3/B+	1,100,000	1,124,750
Wynn Las Vegas LLC,
6.625%, 12/01/2014		B2/NR	2,650,000	2,623,500
				22,237,009

Other Industrial	4.44%
Advanced Micro Devices Inc.,
7.75%, 11/01/2012		B3/B	645,000	686,925
Amerigas Partners,
7.25%, 05/20/2015		B2/BB-	1,250,000	1,275,000
BAE Systems Holdings Inc.,
4.75%, 08/15/2010 (1)		Baa2/BBB	1,775,000	1,729,505
Burlington Northern SantaFe Co.,
4.575%, 01/15/2021		Aa3/A+	1,712,291	1,640,100
Burlington Resources Inc.,
6.875%, 02/15/2026		A3\/BBB+	1,000,000	1,164,597
CSX Transportation,
9.75%, 06/15/2020		Baa2/BBB	1,250,000	1,714,130
GATX Corp.,
5.697%, 01/02/2025 (1)		Baa2/BBB+	303,625	302,478
International Steel Group Inc.,
6.5%, 04/15/2014		Ba1/BB-	1,100,000	1,113,750
Kennametal Inc.,
7.20%, 06/15/2012		Baa3/BBB	1,910,000	2,062,227
Levi Strauss & Co.,
9.75%, 01/15/2015		Caa2/B-	500,000	535,000
McDonald's Corp.,
7.31%, 09/15/2027		A3/A-	1,525,000	1,557,245
Science Applications:
6.25%, 07/01/2012		A3/A-	1,400,000	1,431,980
5.5%, 07/01/2033		A3/A-	1,225,000	1,152,201
Sweetwater Investors,
5.875%, 05/15/2014 (1)		NR/BBB+	641,124	638,064
Target Corp.,
7.50%, 08/15/2010		A2/A+	800,000	874,832
WM Wrigley Jr Co.,
4.65%, 07/15/2015		A1/A+	1,125,000	1,085,575
				18,963,609

Telecom & Related	0.92%
American Tower Corp.,
7.50%, 05/01/2012		B1/BB-	500,000	530,000
Anixter International Inc.,
5.95%, 03/01/2015		Ba1/BB+	1,325,000	1,234,326
Qwest Communications International Inc.,
7.84%, 02/15/2009 (2)		B2/B	500,000	513,125
Rogers Wireless Inc.,
6.375%, 03/01/2014		Ba2/BB	1,500,000	1,522,500
Verizon Global,
4.375%, 06/01/2013		A3/A	125,000	117,236
				3,917,187

Total Industrial
(Cost $112,145,671)				108,972,594

Utilities & Energy	6.59%
Energy - Non-Utility	4.44%
Ametek Inc.,
7.20%, 07/15/2008		Baa3/BBB	1,650,000	1,705,206
Conoco Phillips 66 Capital Trust II,
8.00%, 01/15/2037		A3/BBB	950,000	1,005,119
Consumers Energy,
6.875%, 03/01/2018		Baa3/BBB-	1,564,000	1,685,115
Duke Capital Corp.:
4.302%, 05/18/2006		Baa3/BBB-	375,000	374,352
5.668%, 08/15/2014		Baa3/BBB-	2,250,000	2,269,449
Energy Transfer Partners LP,
5.65%, 08/01/2012 (1)		NR/BBB-	1,325,000	1,317,147
Kerr McGee Corp.,
6.95%, 07/01/2024		Ba3/BB+	2,500,000	2,671,335
Kinder Morgan Energy Partners, LP,
5.125%, 11/15/2014		Baa1/BBB+	2,450,000	2,376,243
Lasmo Inc.,
7.50%, 06/30/2006		Aa3/AA	90,000	90,780
Magellan Midstream Partners,
6.45%, 06/01/2014		Ba1/BBB	800,000	845,678
Northern Border Partners LP:
7.10%, 03/15/2011		Baa2/BBB	1,000,000	1,071,039
8.875%, 06/15/2010		Baa2/BBB	1,000,000	1,128,119
Northern Natural Gas Co.,
5.375%, 10/31/2012 (1)		A3/A-	350,000	353,149
Tennessee Gas Pipeline,
7.00%, 03/15/2027		B1/B	75,000	80,472
Transcontinental Gas Pipeline,
6.25%, 01/15/2008		Ba2/B+	50,000	50,687
Utilicorp United,
8.00%, 03/01/2023		B2/NR	850,000	871,250
Whiting Petroleum Corp., (1)
7.00%, 02/01/2014		B2/B-	1,000,000	1,007,500
				18,902,640

Utilities	2.15%
CE Electric UK Funding Co.,
6.995%, 12/30/2007 (1)		Baa2/BBB-	600,000	611,256
Centerpoint Energy Inc.,
7.25%, 09/01/2010		Ba1/BBB-	225,000	239,700
Curtis Palmer Inc.,
5.90%, 07/15/2014 (1)		Baa3/BBB	825,000	841,510
Duke Energy Corp.,
5.30%, 10/01/2015		A3/BBB+	525,000	524,508
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa2/BBB-	400,000	416,310
7.05%, 02/01/2024		Baa2/BBB-	350,000	350,780
MidAmerica Energy Holdings Co.,
5.875%, 10/01/2012		Baa3/BBB-	200,000	205,503
Nevada Power Co.:
Series E, 10.875%, 10/15/2009		Ba1/NR	128,000	139,237
6.50%, 04/15/2012		Ba2/BB	175,000	181,344
9.00%, 08/15/2013		Ba1/NR	1,112,000	1,235,161
Pacific Gas & Electric,
4.80%, 03/01/2014		Baa2/BBB	700,000	676,897
Portland General Electric,
7.875%, 03/15/2010		Baa2/BBB	200,000	216,406
Power Contract Financing LLC,
6.256%, 02/01/2010 (1)		Baa2/BBB	300,000	302,788
Power Receivables Finance LLC,
6.29%, 01/01/2012 (1)		Baa2/BBB	83,998	84,782
Tenaska Alabama II Partners LP,
6.125%, 03/30/2023 (1)		Baa3/BBB-	280,589	282,943
Tenaska Virgina Partners LP,
6.119%, 03/30/2024 (1)		Baa3/BBB-	243,072	249,254
Union Oil,
9.40%, 02/15/2011		A1/AA	1,000,000	1,178,224
Virginia Electric & Power,
4.10%, 12/15/2008		A3/BBB	250,000	241,741
WPD Holdings:
6.875%, 12/15/2007 (1)		Baa3/BBB-	150,000	151,981
7.25%, 12/15/2017 (1)		Baa3/BBB-	800,000	859,543
Yorkshire Power Finance,
6.496%, 02/25/2008		Baa2/BBB-	175,000	178,421
				9,168,289
Total Utilities & Energy
(Cost $28,109,340)				28,070,929

Total Corporate Bonds
(Cost $252,437,452)				248,727,710

Asset-Backed Securities, Collateralized Obligations,
& Mortgage-Backed Securities	32.32%
Asset-Backed Securities	5.49%
ACE Securities Corp.:
Series 2003-MH1, Class A2, 3.28%, 04/15/2008 (1)(4)		Aaa/AAA	300,000	295,148
Series 2004-IN1, Class B, 8.08%, 02/25/2014 (1)(2)(4)(7)		Ba2/BB+	379,000	330,825
Bank of America Funding Corp.:
Series 2005-4, Class 2A4, 5.50%, 08/01/2035		Aa1/NR	1,000,000	969,148
Series 2005-4, Class 1A4, 5.50%, 08/01/2035		Aa1/NR	500,000	490,629
Banc of America Alternative Loan Trust 2005-4 CB9,
5.50%, 04/25/2020 (4)		Aa1/NR	833,000	811,494
Bear Stearns Co., Series 2003-7, Class A4, 4.941%, 10/25/2033		Aaa/AAA	297,448	285,133
Calfornia Infrastructure SCE-1, Series 1997-1, Class A6,
6.38%, 09/25/2006 (4)		Aaa/AAA	60,020	60,362
Carmax Auto Owner Trust 2005-3 A4,
4.91%, 01/18/2011		Aaa/AAA	1,100,000	1,095,461
Citibank Credit Card Issuance Trust:
Series 2003-A6, 2.90%, 05/15/2008 (4)		Aaa/AAA	300,000	287,055
Series 2005-B1, 4.40%, 09/15/2010		A2/A	2,500,000	2,454,530
COMED Transitional Funding Trust, Series 1998-1, Class A6,
5.63%, 06/25/2009 (4)		Aaa/AAA	100,461	100,916
Countrywide Home Loans, Series 2004-2, Class 3A1,
5.48%, 11/25/2014 (4)		Aaa/AAA	414,770	409,284
Detroit Edison Securitization, Series 2001-01, Class A4,
6.19%, 03/01/2011 (4)		Aaa/AAA	400,000	416,328
Ford Credit Auto,
4.52%, 09/15/2010		Aa3/A	3,000,000	2,941,245
Harley Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.76%, 03/15/2008 (4)		Aaa/AAA	436,499	429,971
Series 2005-3 Class B, 4.60%, 09/15/2009 (4)		A3/A	1,000,000	985,216
Honda Auto Receivables Owner Trust, Series 2003-3, Class A4,
2.77%, 12/21/2007 (4)		Aaa/AAA	400,000	392,398
Nissan Auto Receivables Owner Trust, Series 2003-3, Class A4,
2.70%, 12/17/2007 (4)		Aaa/AAA	250,000	248,292
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1,
4.097%, 03/25/2009 (4)		Aaa/AAA	341,796	330,374
Strats-FHLB, 5.125%, 08/15/2019 (1)(2)(6)(7)		Aaa/AAA	2,150,000	2,023,150
Union Acceptance Corp., Series 2002-A, Class A4,
4.59%, 07/08/2008 (4)		Aaa/AAA	86,503	86,575
Vanderbilt Mortgage Finance:
Series 2002-B, Class B-1, 5.85%, 04/07/2018		Baa2/BBB	550,000	542,975
Series 1996-A, Class A5, 7.425%, 05/07/2026		Aaa/AAA	58,595	59,256
Washington Mutual, Series 2003-AR3, Class B1, 4.78%, 04/25/2033		Aaa/AAA	216,960	215,109
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-E, Class A1, 4.911%, 11/25/2034		Aaa/AAA	403,346	381,432
Series 2003-M, Class A1, 4.786%, 12/25/2033		Aaa/AAA	1,098,392	1,063,381
Series 2004-O, Class A1, 4.956%, 08/25/2034		Aaa/AAA	5,740,397	5,579,523
West Penn Funding LLC, Series 1999, Class A4,
6.98%, 12/26/2008		Aaa/AAA	105,000	108,034
				23,393,244

Collateralized Debt Obligations	3.38%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
7.52%, 12/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	507,560
Archstone, Series 2005-C1,
6.55%, 03/20/2010 (1)(2)(7)		NR/A	1,300,000	1,236,625
CREST Ltd., Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)		Ba3/BB-	800,000	497,648
CREST Ltd., Series 2003-2A,
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)		Ba3/BB	620,174	339,801
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba3/BB	750,000	698,363
Fairfield Street Solar, Class F1, 9.675%, 12/28/2014 (1(2))(4)(6)(7)		NR/BB-	1,000,000	1,002,150
Diversified REIT Trust, Series 1999-1A, Class D,
6.78%, 03/18/2011		Baa3/BBB-	300,000	308,637
I-Preferred Term Securities I Ltd., Subordinate Income Notes, 22.00%, 12/04/2012 (1)(3)(4)(7)		NR/NR	150,000	135,187
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B,
6.591%, 06/28/2014 (1)(4)(6)(7)		NR/BBB-	600,000	585,540
Preferred CPO Ltd.,
10.026%, 07/26/2010 (1)(4)(7)		Baa3/NR	1,000,000	1,081,250
Preferred Term Securities VI Ltd., Subordinate Income Notes,
24.569%, 07/03/2012 (1)(3)(4)(7)		NR/NR	250,000	167,812
Preferred Term Securities X Ltd., Subordinate Income Notes,
19.00%, 07/03/2013 (1)(3)(4)(7)		NR/NR	350,000	292,688
Preferred Term Securities XI Ltd.,Subordinate Income Notes,
19.00%, 10/03/2013 (1)(3)(4)(7)		NR/NR	350,000	301,438
Preferred Term Securities XI B-3 Ltd., Subordinate Income Notes,
5.30%, 09/24/2008 (1(2)(4)(7)		A2/NR	500,000	497,500
Preferred Term Securities XII Ltd.,Subordinate Income Notes,
19.00%, 12/24/2013 (1)(3)(4)(7)		NR/NR	500,000	465,313
Preferred Term Securities XIII Ltd., Subordinate Income Notes,
18.00%, 03/24/2014 (1)(3)(4)(7)		NR/NR	500,000	449,812
Preferred Term Securities XIV Ltd., Subordinate Income Notes,
17.50%, 06/24/2014 (1)(3)(4)(7)		NR/NR	500,000	450,625
Regional Diversified Funding, Series 2004-1,
16.849%, 02/15/2014 (1)(3)(4)(6)(7)		NR/NR	500,000	415,000
Regional Diversified Funding, Series 2005-1,
14.10%, 03/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	712,500
River North CDO Ltd., Series 2005-1A,
12.50%, 02/06/2014 (1)(3)(4)(6)(7)		NR/NR	800,000	760,000
Soloso Bank Pref, 2005, 12.50%, 10/15/2015 (1)(3)(4)(6)(7)		NR/NR	750,000	744,530
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	260,075
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)		NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C, 8.184%, 12/23/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	494,231	491,760
Tropic, Series 2003-1A, Class PS, 12.85%, 10/15/2013 (1)(3)(4)(7)		NR/NR	1,000,000	810,000
Tropic, Series 2004-1A, Class PS, 16.50%, 04/15/2014 (1)(3)(4)(7)		NR/NR	1,000,000	950,000
				14,399,314

Collateralized Mortgage Obligations	0.31%
Banc of America Mortgage Securities:
Series 2005-2, Class 1A12, 5.50%, 03/25/2035		NR/AAA	348,306	338,115
Series 2005-8, Class A14, 5.50%, 08/01/2035		NR/NR	1,000,000	970,409
				1,308,524

Commercial Mortgage-Backed Securities	0.77%
Global Signal Trust:
Series 2004-I, Class E, 5.395%, 01/15/2009 (1)(4)		Baa3/BBB-	625,000	629,102
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)		Ba2/BB-	1,225,000	1,227,817
Series 2006-1 Class E, 6.495%, 02/15/2011 (1)(4)		Baa3/NR	1,000,000	1,002,190
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)		Baa3/BB+	397,608	451,989
				3,311,098

Agency Mortgage-Backed Securities	22.37%
FHARM:
Pool #781804, 5.081%, 07/01/2034			3,913,658	3,850,558
Pool #781811, 5.109%, 07/01/2034			1,931,901	1,902,154
Pool #781958, 5.095%, 09/01/2034			4,907,281	4,828,190
FHLMC:
Gold Pool #G00336, 6.000%, 10/01/2024			311,624	315,266
Gold Pool #G08061, 5.500%, 06/01/2035			2,026,126	2,010,173
Gold Pool #G02064, 5.000%, 02/01/2036			14,962,669	14,507,400
FNMA:
Pool #356801, 6.000%, 12/01/2008			10,787	10,887
Pool #303845, 7.000%, 05/01/2011			61,692	63,363
Pool #703703, 5.058%, 01/01/2033			165,630	164,902
Pool #555717, 4.346%, 08/01/2033			407,273	398,698
Pool #779610, 4.994%, 06/01/2034			437,311	429,629
Pool #725705, 5.000%, 08/01/2034			3,893,450	3,791,586
Pool #809893, 5.098%, 03/01/2035			2,897,538	2,884,470
Pool #809894, 4.972%, 03/01/2035			3,224,614	3,184,615
Pool #255706, 5.500%, 05/01/2035			23,831,131	23,625,897
Pool #735897, 5.500%, 10/01/2035			12,012,144	11,908,695
Pool #836496, 5.000%, 10/01/2035			18,971,963	18,441,944
GNMA:
Pool #780019, 9.000%, 12/15/2009			81,858	85,845
Pool #550656, 5.000%, 09/15/2035			2,953,712	2,909,642
				95,313,914

Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $139,429,440)				137,726,094

U.S. Government & Agency Obligations	1.55%
FHLB,
5.125%, 11/18/2013		Aaa/AAA	75,000	74,002
FNMA:
5.140%, 02/17/2009 (2)		Aaa/AAA	2,000,000	1,969,880
8.20%, 03/10/2016		Aaa/AAA	55,000	69,261
6.78%, 12/28/2016		Aaa/AAA	70,000	70,792
6.50%, 04/24/2017		Aaa/AAA	70,000	70,501
U.S. Treasury Notes:
7.00%, 07/15/2006			650,000	655,561
3.625%, 05/15/2013			200,000	188,266
6.00%, 02/15/2026			3,000,000	3,507,423
				6,605,686

Total U.S. Government & Agency Obligations
(Cost $6,656,390)				6,605,686

Money Market Mutual Funds	1.94%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			8,262,826	8,262,826

Total Money Market Mutual Funds
(Cost $8,262,826)				8,262,826

Total Investments
(Cost $425,771,597)	98.48%		406,056,601	419,634,361

Other Assets in Excess of Liabilities	1.52%			6,470,944
Net Assets	100.00%			426,105,305

See Legend and Notes to Statements of Investments

Westcore Colorado Tax-Exempt Fund
Statement of Investments, February 28, 2006 (Unaudited)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Certificates of Participation	4.60%

Colorado State Certificate of Participation UCDHSC Fitzsimons Academic,
5.00% 11/01/2018, Optional 11/01/2015 MBIA		Aaa/AAA	700,000	754,439
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007 @ 101.00, MBIA		Aaa/AAA	500,000	519,750
Larimer County, Certificate of Participation, Courthouse & Jail
Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime @ 100.00, FSA		Aaa/AAA	500,000	516,010
Larimer County Courthouse & Office Facilities Certificate,
3.80% 12/15/2011, FSA		Aaa/AAA	150,000	151,157
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013 @ 100.00, AMBAC		Aaa/AAA	150,000	157,898
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase
Agreement, 5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA		Aaa/AAA	510,000	528,936

Total Certificates of Participation
(Cost $2,549,540)				2,628,190

General Obligation Bonds	43.11%
County-City-Special District-
School District	43.11%
Adams County School District 12, Series A:
5.00%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	536,765
5.00%, 12/15/2021, Prerefunded 12/15/2011 @ 100.00		Aaa/AAA	200,000	213,456
Adams & Arapahoe Counties
Joint School District 28J:
5.35%, 12/01/2015, Escrowed to Maturity		Aa3/AA-	260,000	290,974
5.00%, 12/01/2016, Optional 12/01/2013 @ 100.00, FSA		Aaa/AAA	300,000	322,482
Adams & Weld Counties School District 27J
School District 27J:
5.50%. 12/01/2016, Prerefunded 12/01/2006 @ 101.00, FGIC		Aaa/AAA	550,000	564,162
4.75%. 12/01/2017, Optional 12/01/2014 @ 100.00, FGIC		Aaa/AAA	1,000,000	1,060,130
Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	500,000	492,755
Eagle Bend, District No. 2,
4.50%, 12/01/2025		NR/AA	400,000	401,544
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Prerefunded 12/01/2006 @ 100.00, AMBAC		Aaa/NR	95,000	96,312
5.20%, 12/01/2015, Optional 12/01/2006 @ 100.00, AMBAC		Aaa/NR	5,000	5,070
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011, @ 100.00, AMBAC		AAA/NR	125,000	131,547
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010 @ 100.00		AA1/AA+	500,000	536,480
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.00%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC		Aaa/AAA	1,000,000	1,037,120
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00		Aa3/AA	300,000	316,092
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2006
@ 100.00, AMBAC		Aaa/AAA	100,000	100,705
City & County of Denver
Board Water Commissioners,
5.50%, 10/01/2011		Aa1/AA+	250,000	273,407
City & County of Denver,
5.00%, 08/01/2014, Optional 08/01/2010 @ 100.00		Aa1/AA+	100,000	105,118
City & County of Denver, School District No. 1, Series A:
5.00%, 12/01/2017, Optional 12/01/2014 @ 100.00 FGIC		Aaa/AAA	500,000	539,240
5.50%, 12/01/2022		Aaa/AAA	500,000	586,165
Clear Creek County School District Re-1:
4.30%, 12/01/2013, Optional 12/01/2012 @ 100.00, FSA		NR/AAA	125,000	129,057
Denver West Metropolitan District:
4.05%, 12/01/2013		NR/BBB	500,000	484,900
4.25%, 12/01/2016		NR/BBB	140,000	138,683
Douglas & Elbert Counties
School District Re-1:
5.25%, 12/15/2016, Prerefunded
12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	543,245
5.25%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA		Aaa/AAA	1,000,000	1,086,490
Eagle, Garfield & Routt Counties
School District Re-50J:
5.25%, 12/01/2015, Optional, Unrefunded portion,
12/01/2009 @ 101.00, FGIC		Aaa/AAA	290,000	309,355
5.25%, 12/01/2015, Prerefunded
12/01/2009 @ 101.00, FGIC		Aaa/AAA	710,000	760,481
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA		Aaa/AAA	250,000	267,855
5.00%, 12/01/2023, Optional
12/01/2012 @ 100.00, MBIA		Aaa/NR	250,000	262,375
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00		Aa1/NR	1,000,000	1,070,030
El Paso County School District 49,
5.50%, 12/01/2017, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	100,000	108,210

Evergreen Park & Recreation District:
5.25%, 12/01/2017, Optional 12/01/2010 @ 100.00, AMBAC		Aaa/NR	115,000	123,617
Garfield County School District RE-2,
4.30%, 12/01/2015, Optional 12/01/2012 @ 100.00, FSA		Aaa/NR	125,000	128,531
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1,
5.00%, 12/15/2020, Optional
12/15/2014 @ 100.00, FSA		Aaa/AAA	500,000	534,785
Hyland Hills Park and Recreation District,
5.375%, 12/15/2022, Optional 12/15/2012 @ 100.00, AMBAC		Aaa/AAA	250,000	271,468
Jefferson County School
District R-1:
5.25%, 12/15/2011, Prerefunded		Aaa/AAA	750,000	792,930
12/15/2008 @101.00, FGIC
5.00%, 12/15/2018, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	800,000	860,552
5.00%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA		Aaa/AAA	1,000,000	1,063,480
La Plata County School District 9-R,
5.25%,11/01/2020, Prerefunded 11/01/2012 @100.00, MBIA		Aaa/NR	125,000	136,649
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008		Aa3/AA-	500,000	525,055
5.00%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA		NR/AAA	700,000	726,075
6.00%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC		Aaa/AAA	1,000,000	1,108,240
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J,
5.40%, 12/15/2013, Prerefunded
06/15/2007 @ 101.00, FGIC		Aaa/AAA	500,000	517,405
Mesa County Valley School District 51:
5.40%, 12/01/2012, Prerefunded 12/01/2006 @ 101.00, MBIA		Aaa/AAA	500,000	512,510
5.00%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		AAA/NR	500,000	533,515
5.00% 12/01/2022, Optional 12/01/2014 @ 100.00, MBIA		AAA/NR	300,000	319,428
5.00%, 12/01/2024, Optional 12/01/2014 @ 100.00, MBIA		Aaa/NR	565,000	600,736
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010 @ 100.00, AMBAC		Aaa/NR	340,000	360,138
Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	150,000	157,229
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC		Aaa/AAA	225,000	231,228
5.00%, 12/01/2015, Optional 12/01/2011 @ 100.00, FGIC		Aaa/AAA	165,000	175,385
San Miguel County School District R-1,
5.20%, 12/01/2006, Escrowed to Maturity		Aaa/AAA	160,000	162,138
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008 @ 100.00,
FGIC		Aaa/AAA	250,000	259,580
Upper Yampa Water Conservancy District,
4.50%, 11/15/2023, Optional 11/15/2015 @100.00, FSA		Aaa/AAA	400,000	407,860
Weld County School District Re-4:
5.00%, 12/01/2012, Optional 12/01/2011 @ 100.00, MBIA		Aaa/NR	750,000	800,798
5.45%, 12/01/2016, Prerefunded 12/01/2006 @ 100.00, MBIA		Aaa/AAA	500,000	507,815

Total General Obligation Bonds
(Cost $24,023,628)				24,587,352

Revenue Bonds	47.71%
Special Tax	33.15%

Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Prerefunded 11/01/2009 @ 100.00		NR/NR	120,000	125,876
Aurora Colorado Golf Course Enterprise:
4.125% 12/01/2013		Baa2/NR	110,000	107,111
4.375% 12/01/2015		Baa2/NR	125,000	122,036
4.25%, 12/01/2014		Baa2/NR	125,000	121,609
Boulder County Sales & Use Tax,
5.15%, 08/15/2013, Optional 08/15/2009 @ 100.00, AMBAC		Aaa/AAA	100,000	105,051

Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/NR	500,000	539,730
City and County of Denver Airport Series A Revenue:
5.75%, 11/15/2016, Optional 11/15/2006 @ 101.00, MBIA		Aaa/AAA	300,000	307,473
5.00%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA		Aaa/AAA	1,000,000	1,070,550
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015 @ 100.00		Aa3/AA-	500,000	493,685
Colorado Department of Transportaion,
4.20%, 06/15/2009, MBIA		Aaa/AAA	225,000	229,975
Colorado Educational & Cultural Facilities Authority:
5.00%, 09/01/2015, Optional 09/01/2011 @ 100.00, AMBAC		Aaa/NR	100,000	106,053
6.00% 12/1/2016, Optional 12/01/2010 @ 100.00, RADIAN		NR/AA	125,000	137,282
5.00% 03/01/2018, Optional 09/01/2015 @100.00, FGIC		Aaa/AAA	500,000	540,405
5.00%, 06/01/2020, Optional 06/01/2011 @ 100.00, AMBAC		Aaa/AAA	200,000	208,884
5.00%, 12/01/2021, Optional 12/01/2011 @ 100.00, AMBAC		Aaa/NR	150,000	156,994
5.125%, 09/15/2025, Optional 09/15/2015 @ 100.00, XLCA		Aaa/AAA	500,000	536,020
Colorado Health Facilities Authority Revenue, Covenant Retirement Comunities Inc.,
5.25%, 12/01/2025, Optional 12/01/2015 @ 100.00		NR/BBB	500,000	514,880
Colorado Health, Facilities Authority, Poudre Valley Health, Series A:
5.625%, 12/01/2019, Optional 12/01/2009@ 101.00, FSA		Aaa/NR	500,000	541,165
5.00%, 03/01/2025, Optional 03/01/2015 @ 100.00, FSA		Baa2/BBB	1,000,000	1,015,200
Colorado Health Facilities Authority Revenue, Steamboat Springs Health Project,
5.70%, 09/15/2023, Optional 09/15/2009 @ 101.00		NR/NR	90,000	93,038
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.00%, 09/01/2010		A3/NR	205,000	211,908
5.00%, 09/01/2011		A3/NR	210,000	217,228
5.00%, 09/01/2020, Optional 09/15/2015 @ 100.00		A3/NR	450,000	467,230
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives,
5.25%, 09/01/2021, Optional 09/01/2011 @ 100.00		Aa2/AA	500,000	524,520
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center,
5.00%, 01/15/2010		NR/BBB+	200,000	205,574
5.00%, 01/15/2020, Optional 01/15/2015 @ 100.00		NR/BBB+	440,000	453,966
Colorado Health Facilities Authority Revenue, Evangelical Lutheran,
5.25%, 06/01/2023, Optional 06/01/2016 @100.00		A3/A-	400,000	421,688
Colorado School of Mines Auxilary Facility Revenue Enterprise:
5.25%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	505,000	543,506
5.00%, 12/01/2030, Optional 12/01/2009 @ 100.00, AMBAC		Aaa/AAA	100,000	103,229
Colorado State College Board of Trustees, Auxilary Facilities System - Enterprise
Revenue Bonds,
5.00% ,05/15/2022, Optional 5/15/2013 @, MBIA		Aaa/AAA	660,000	695,831
Colorado State Board of Governors University - Eneterprise Revenue Bonds
5.00%, 12/01/2020, Optional 12/01/2015 @ 100.00, XCLA		Aaa/AAA	500,000	533,750
Denver City & County Excise Tax,
5.25% 09/01/2008 FSA		Aaa/AAA	500,000	521,215
Douglas County Sales & Use Tax Open Space,
6.00%, 10/15/2009, FSA		Aaa/AAA	500,000	542,450
Durango Colorado Sales & Use Tax,
5.50%, 12/01/2016, Optional 12/01/2009 @ 100.00, FGIC		Aaa/AAA	200,000	212,900
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008 @ 100.00, MBIA		Aaa/AAA	250,000	258,438
5.15%, 10/01/2015, Optional 10/01/2010 @ 100.00, MBIA		Aaa/AAA	500,000	534,165
Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	500,000	523,960
5.00%, 11/01/2019, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	100,000	104,026
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00		NR/AA	300,000	323,889
Northwest Parkway Public Highway Authority Revenue, zero coupon
06/15/2025, 5.80% & Optional 06/15/2016 @ 100.00, FSA (2)		Aaa/AAA	960,000	837,706
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,
5.25%, 09/01/2016, Optional 09/01/2011 @ 100.00, FSA		Aaa/AAA	500,000	536,415
Mesa State College Auxiliary Facilites Enterprise Revenue,
4.25%, 05/15/2025, XLCA, Optional 05/15/2015 @100.00		Aaa/NR	500,000	492,870
University of Colorado Hospital Autority:
5.00%, 11/15/2009, Optional 11/15/2007 @ 102.00, AMBAC		Aaa/NR	220,000	229,537
5.60%, 11/15/2031, Optional 11/15/2011 @100.00		Baa1/NR	445,000	463,659
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00		Aa3/AA-	150,000	159,332
University of Colorado Enterprise Systems Revenue Series B:
5.00%, 06/01/2024, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	150,000	158,090
5.00%, 06/01/2026, Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	750,000	796,118
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011@ 100.00, AMBAC		Aaa/AAA	500,000	527,770
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011@ 100.00		NR/AA	220,000	233,730

				18,907,717
Other	0.37%
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011 @ 100.00, MBIA		Aaa/AAA	200,000	208,574

				208,574

Utility	14.19%

Arkansas River Power Authority,
5.875%, 10/01/2026, SF 10/01/2022 XLCA		Aaa/AAA	1,000,000	1,199,860
Boulder County Water & Sewer:
5.50%, 12/01/2011, Prerefunded 12/01/2006 @ 100.00		Aa2/AA+	500,000	507,995
5.30%, 12/01/2012, Optional 12/01/2010 @ 100.00		Aa2/AA+	125,000	134,297
Broomfield Water Activity Enterprise:
5.00%, 12/01/2015, Optional 12/01/2012 @ 100.00, MBIA		Aaa/NR	350,000	375,406
5.50%, 12/01/2018, Optional 12/01/2010 @ 101.00, MBIA		Aaa/NR	500,000	540,285
4.75%, 12/01/2022, Optional 12/01/2012 @ 100.00, MBIA		AAA/NR	125,000	129,589
Colorado Water Reservior & Power Development Authority:
5.40%, 09/01/2011, Optional 09/01/2010 @ 100.00		Aaa/AAA	75,000	80,395
5.00%, 09/01/2026, Optional 09/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	528,695
Colorado Water Resources & Power Development Authority,
Drinking Water,
5.00%, 09/01/2017, Optional 09/01/2012 @ 100.00		Aaa/AAA	500,000	533,355
Colorado Water Resources & Power Development Authority,
Small Water Resources,
5.70%, 11/01/2015, Optional 11/01/2010 @ 100.00, FGIC		Aaa/AAA	500,000	545,110
Colorado Water Resources & Power Development Authority,
Waste Water Revolving Fund,
5.50%, 09/01/2019		Aa1/AA	500,000	581,035
Denver City & County Water Commission
4.75%, 12/01/2017, Optional 06/01/2013 @ 100.00, FSA		Aaa/AAA	500,000	525,600
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	250,000	262,050
Fort Collins, Larimer County
Water Utility Enterprise,
4.25%, 12/01/2009, Optional
12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	509,970
Fountain Valley Authority, Water Treatment,
5.20%, 12/01/2007, Optional 06/01/2006 @ 100.00		Aa2/AA	400,000	401,680
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA		Aaa/NR	150,000	158,135
Municipal Subdistrict, Northern Colorado Water Conservancy District,
5.25%, 12/01/2015, Optional 12/01/2007 @ 101.00, AMBAC		Aaa/AAA	250,000	259,768
Pueblo Colorado Board Waterworks,
5.25%, 11/01/2009, FSA		Aaa/AAA	120,000	127,236
5.10%, 01/01/2019, Optional 01/01/2009 @ 102.00, AMBAC		Aaa/AAA	150,000	158,369
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	533,515

				8,092,345
Total Revenue Bonds
(Cost $26,536,069)				27,208,636

Money Maket Mutual Funds	3.36%

Dreyfus Municipal Money Market Fund			1,917,545	1,917,545

Total Money Market Mutual Funds
(Cost $1,917,545)				1,917,545

Total Investments
(Cost $55,026,782)			98.78%	56,341,723
Other Assets in Excess of Liabilities			1.22%	698,151
Net Assets			100.00%	$ 57,039,874

Legend to Statements of Investments

** Non-income producing security.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 3 to the Notes to Statements of Investments
(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.
(4) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(5) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(7) This security is considered illiquid by the investment adviser. See Note 3 to the Notes to
Statements of Investments
(8) When - Issued Security. Cash equivalents are segregated equal to the purchase price.

1. Significant Accounting Policies

Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP").  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund's valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities, and (e) any other relevant matters.  With respect to significant market volatility, the Funds utilize relevant benchmarks and have established thresholds which trigger the use of fair valuation measures provided by an independent pricing service. As of February 28, 2006, securities which have been fair valued represented 8.58% and 3.61% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

As of February 28, 2006, the International Frontier Fund had outstanding foreign currency contracts as follows:

			Unrealized
	Expiration	Contract	Appreciation/
Contract Description	Date	Amount	(Depreciation)
Contracts to Purchase
Hong Kong Dollar (HKD)	03/02/06	639,056 (HKD)	($4)
Euro (EUR)	03/03/06	41,263 (EUR)	($25)

Contracts to Sell
Euro (EUR)	03/02/06	110,450 (EUR)	($865)
Euro (EUR)	03/03/06	124,567 (EUR)	$104
Yen (JPY)	03/01/06	18,864,196 (JPY)	($1,605)
Yen (JPY)	03/02/06	12,134,682 (JPY)	($200)
Yen (JPY)	03/03/06	19,992,660 (JPY)	($91)

Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended February 28, 2006.

Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
As of February 28, 2006
Gross appreciation (excess of value over tax cost)	$58,671,979	$43,881,449
Gross depreciation (excess of tax cost over value)	(1,788,334)	(4,252,574)
Net unrealized appreciation	$56,883,645	$39,628,875
Cost of investments for income tax purposes	$148,999,066	$215,811,630

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
As of February 28, 2006
Gross appreciation (excess of value over tax cost)	$1,799,299	$6,344,017
Gross depreciation (excess of tax cost over value)	(112,626)	(990,011)
Net unrealized appreciation	$1,686,673	$5,354,006
Cost of investments for income tax purposes	$7,465,995	$27,652,148

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
As of February 28, 2006
Gross appreciation (excess of value over tax cost)	$14,350,994	$9,527,194
Gross depreciation (excess of tax cost over value)	(509,556)	(766,266)
Net unrealized appreciation	$13,841,438	$8,760,928
Cost of investments for income tax purposes	$50,442,511	$49,100,465

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
As of February 28, 2006
Gross appreciation (excess of value over tax cost)	$4,639,981	$3,431,407
Gross depreciation (excess of tax cost over value)	(1,082,580)	(788,722)
Net unrealized appreciation	$3,557,401	$2,642,685
Cost of investments for income tax purposes	$16,995,294	$32,928,310

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of February 28, 2006
Gross appreciation (excess of value over tax cost)	$6,337,758	$4,131,676	$1,447,078
Gross depreciation (excess of tax cost over value)	(9,718,221)	(10,274,264)	(132,137)
Net unrealized appreciation	$(3,380,463)	$(6,142,588)	$1,314,941
Cost of investments for income tax purposes	$170,755,244	$425,776,949	$55,026,782

3. Illiquid Restricted Securities

As of February 28, 2006, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of February 28, 2006 for the, Westcore Flexible Income and Westcore Plus Bond Funds was  $21,967,374 and $26,561,616, respectively, which represents 12.62% and 6.23% of the Funds' net assets, respectively, as detailed below.

ILLIQUID SECURITIES as of February 28, 2006

WESTCORE FLEXIBLE INCOME FUND
	PRINCIPAL	ACQUISITION
DESCRIPTION	AMOUNT	DATE	COST	MARKET VALUE

ACE Securities Corp., 2004 IN1, Class B,	300,000	05/21/04	$240,199	$261,866
8.08%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$973,200
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$507,560
7.52%, 12/24/2014
Archstone, Series 2005-C1, 6.55%, 03/20/2010	1,000,000	03/24/05	$1,000,000	$951,250
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	477,717	04/08/04	$477,717	$490,788
8.27%, 10/28/2014
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	08/28/12	$113,016	$124,412
08/28/2012
Crest Ltd., Series 2003-2A, Class E1 9.37%,	250,000	12/18/03	$250,000	$269,317
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%	413,450	12/18/03	$226,279	$226,535
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 7.667%	1,064,633	10/22/04	$500,384	$542,697
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	$285,920	$279,345
12/28/2013
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	$1,087,500	$1,089,838
Class F1, 9.675%, 12/28/2014
Crystal River Capital	37,000	03/09/05	$925,000	$925,000
Denali Capital CLO III Ltd., Series 3A, Class	250,000	06/26/03	$243,697	$256,719
B2L, 12.61%, 08/21/2015
Denali Capital CLO VI Ltd., Series 6A, Class	800,000	02/16/06	$800,000	$800,000
B2L, 9.218%, 04/21/2010
Eszopiclone Royalty Sub LLC Series IV	1,250,000	07/29/05	$1,250,000	$1,337,500
12.00%,03/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$494,376
Global Signal Trust, 2004-2A, Class G, 7.113%,
12/15/2014	1,000,000	11/18/04	$1,000,000	$1,002,300
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/04/02	$100,000	$90,125
Income Notes, 22.00%, 12/04/2012
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$2,040,000
MM Community Funding II Ltd., Series 2 I,	500,000	03/12/04	$477,281	$220,000
21.28%, 12/15/2011
N-STAR Real Estate CDO Ltd., Series 2004-2A,	500,000	06/16/04	$468,475	$487,950
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$547,790	$541,166
07/26/2010:	600,000	02/07/05	$656,144	$648,209

Preferred Term Securities VI Ltd., Subordinate	100,000	06/26/02	$100,000	$67,125
Income Notes, 24.569%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	150,000	06/16/03	$150,000	$125,438
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	150,000	06/16/03	$150,000	$129,187
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$250,000	$230,330
Income Notes, 19.00%, 12/24/2013:	500,000	01/07/05	$523,551	$467,639

Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$453,411
Income Notes, 18.00%, 03/24/2014:	400,000	01/31/05	$422,659	$356,251

Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$450,625
Income Notes, 17.50%, 06/24/2014
Regional Diversified Funding, Series 2004-1,	500,000	02/13/04	$477,147	$415,000
16.849%, 02/15/2014
Regional Diversified Funding, Series 2005-1,	750,000	04/12/05	$750,000	$712,500
14.10%, 03/15/2015
River North CDO ltd., Series 2005-1A, 12.50%,	600,000	12/22/04	$600,000	$570,000
02/06/2014
Soloso Bank Pref 22005, 12.50%, 10/15/2015	750,000	08/03/05	$744,520	$744,529

TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	$250,000	$260,075
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	93,972	08/09/01	$93,555	$106,351
Tortoise Capital Partners	36,500	12/01/05	$547,500	$547,500
Tortoise Capital Partners warrants	9,125	12/01/05	$0	$0
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$238,718	$237,500
12/15/2013
Tricadia, Series 2004-2A, Class C, 8.184%,	500,000	10/08/04	$484,231	$491,760
12/23/2019
Tropic , Series 2003-1A, Class PS, 12.85%,	700,000	09/07/05	$619,671	$567,000
10/15/2013
Tropic, Series 2004-1A, Class PS, 16.50%,	500,000	12/02/04	$500,000	$475,000
04/15/2014
Total			$22,580,954	$21,967,374

Total Net Assets				$174,013,141

Illiquid Restricted Securities as % of Total Net Assets				12.62%

WESTCORE PLUS BOND FUND

	PRINCIPAL
	AMOUNT/	ACQUISITION
DESCRIPTION	SHARES	DATE	COST	MARKET VALUE
ACE Securities Corp., 2004 IN1, Class B,	379,000	05/21/04	$303,455	$330,825
8.08%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,892,800
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$507,560
7.52%, 12/24/2014
Archstone, Series 2005-C1, 6.55%, 03/20/2010	1,300,000	03/24/05	$1,300,000	$1,236,625
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	04/22/03	$452,060	$497,648
08/28/2012
Crest Ltd., Series 2003-2A, Class PS, 6.00%	620,174	12/18/03	$339,417	$339,801
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	$714,800	$698,363
12/28/2013
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	$1,000,000	$1,002,150
Class F1, 9.675%, 12/28/2014
Eszopiclone Royalty Sub LLC Series IV	1,250,000	07/29/05	$1,250,000	$1,337,500
12.00%,03/15/2014
Global Signal Trust, 2004-2A, Class G, 7.113%,	1,225,000	11/18/04	$1,225,000	$1,227,817
12/15/2014
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/04/02	$150,000	$135,187
Income Notes, 22.00%, 12/04/2012
N-STAR Real Estate CDO Ltd., Series 2004-2A,	600,000	06/16/04	$562,170	$585,540
Class C2B, 6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$524,724	$540,625
07/26/2010:	500,000	02/27/05	$566,000	$540,625
Preferred Term Securities VI Ltd., Subordinate	250,000	06/26/02	$250,000	$167,812
Income Notes, 24.569%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	350,000	06/16/03	$350,000	$292,688
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	350,000	06/16/03	$350,000	$301,438
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities X1 B-3 Ltd., Subordinate	500,000	06/02/05	$503,062	$497,500
Income Notes, 5.30%, 09/24/2008
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$250,000	$232,656
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$261,776	$232,657
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$449,812
Income Notes, 18.00%, 03/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$450,625
Income Notes, 17.50%, 06/24/2014
Regional Diversified Funding, Series 2004-1,	500,000	02/13/04	$477,147	$415,000
16.849%, 02/15/2014
Regional Diversified Funding, Series 2005-1,	750,000	04/12/05	$750,000	$712,500
14.10%, 05/15/2015
River North CDO ltd., Series 2005-1A, 12.50%,	800,000	12/22/04	$800,000	$760,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,520	$744,530
Strats-Daimler Chrysler CPI Notes,	1,750,000	12/27/04	$1,750,000	$1,619,625
6.00%, 11/15/2013	905,000	11/16/05	$868,800	$837,577
	385,000	11/23/05	$367,675	$356,318
	425,000	12/15/05	$404,813	$393,338
Strats-FHLB, 5.125%, 08/15/2019	1,500,000	02/24/05	$1,500,000	$1,411,500
	100,000	12/15/05	$96,601	$94,100
	50,000	12/15/05	$48,301	$47,050
	500,000	12/28/05	$480,760	$470,500

TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/06/03	$250,000	$260,075
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	404,478	08/09/01	$397,608	$451,989
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$238,721	$237,500
12/15/2013
Tricadia, Series 2004-2A, Class C, 8.184%,	497,115	10/08/04	$494,231	$491,760
12/23/2019
Tropic, Series 2003-1A. Class PS, 12.85%,	1,000,000	09/07/05	$885,244	$810,000
10/15/2013
Tropic, Series 2004-1A. Class PS, 16.50%,	1,000,000	01/27/06	$950,938	$950,000
04/15/2014
Total			$26,406,885	$26,561,616

Total Net Assets				$426,105,305

Illiquid Restricted Securities as % of Total Net Assets				6.23%

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:       /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:    April 28, 2006

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:    April 28, 2006

By:       /s/ Jasper R. Frontz

            Jasper R. Frontz

Principal Financial Officer and Treasurer

Date:    April 28, 2006